UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

ITEM 1.          SCHEDULE OF INVESTMENTS.

Filed herewith.

Bond Portfolio

Investments in Securities

September 30, 2006

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Coupon	Maturity	Value(a)
Long-Term Debt Securities (98.7%)
Government Obligations (41.1%)
U.S. Government and Agency Obligations (40.7%)
Federal Home Loan Mortgage Corporation (FHLMC) (8.7%)
$1,550,000		3.500%	02/15/30	$1,453,080
1,557,127	(o)	5.000%	04/01/35	1,498,409
890,173	(o)	5.000%	08/01/35	856,605
1,825,000	(o)	5.250%	04/18/16	1,862,498
718,489		5.500%	12/01/17	720,158
1,308,839	(o)	5.500%	06/01/20	1,308,599
2,178,101	(o)	5.500%	10/01/20	2,177,701
5,374,027	(o)	5.500%	05/01/34	5,322,078
690,000	(i)	5.500%	05/01/34	680,297
2,682,938	(o)	5.500%	10/01/34	2,651,972
2,465,584	(l) (o)	5.500%	07/01/35	2,432,725
2,249,110	(o)	5.500%	07/01/35	2,219,136
4,148,580	(o)	5.500%	10/01/35	4,094,769
3,409,136	(o)	6.000%	11/01/33	3,434,003
409,775		6.500%	09/01/32	420,886
				31,132,916
Federal National Mortgage Association (FNMA) (21.8%)
3,635,000	(j) (l) (o)	3.000%	03/02/07	3,600,711
2,150,000	(l)	3.250%	01/15/08	2,102,350
1,375,000	(o)	3.500%	01/28/08	1,348,043
500,000	(o)	4.250%	05/15/09	492,018
3,101,512	(o)	4.500%	03/01/35	2,898,686
2,664,473	(l)	4.500%	09/01/35	2,490,227
287,016		5.000%	05/01/18	282,959
584,135		5.000%	06/01/18	575,904
1,272,921	(l) (o)	5.000%	07/01/18	1,254,937
828,034	(o)	5.000%	11/01/33	798,463
377,122		5.000%	05/01/34	363,123
2,497,341	(l) (o)	5.000%	08/01/35	2,401,235
2,900,000	(o)	5.125%	01/02/14	2,891,955
1,221,198	(o)	5.500%	01/01/17	1,224,681
198,665		5.500%	09/01/17	199,211
883,879	(o)	5.500%	02/01/18	886,219
1,612,436	(o)	5.500%	03/01/18	1,616,017
3,480,184	(l) (o)	5.500%	04/01/33	3,441,735
1,470,489	(o)	5.500%	05/01/33	1,454,286
1,002,475		5.500%	12/01/33	990,847
1,630,575	(l) (o)	5.500%	01/01/34	1,610,974

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Government Obligations—continued
$1,698,074	(o)	5.500%	01/01/34	$1,677,661
1,167,034	(o)	5.500%	02/01/34	1,153,322
3,118,750	(o)	5.500%	03/01/34	3,083,074
488,765	(l) (o)	5.500%	04/01/34	482,458
5,969,491	(o)	5.500%	04/01/34	5,899,244
473,417	(o)	5.500%	09/01/34	467,496
4,475,000	(i)	5.500%	10/01/34	4,407,875
1,744,396	(o)	5.500%	02/01/35	1,721,889
2,369,653	(o)	5.500%	10/01/35	2,338,700
1,053,927		6.000%	09/01/17	1,071,372
2,465,510	(o)	6.000%	10/01/32	2,491,163
1,883,234	(o)	6.000%	11/01/32	1,902,959
3,170,375	(o)	6.000%	03/01/33	3,202,189
312,112		6.000%	04/01/33	314,237
1,588,846		6.437%	01/01/08	1,592,173
645,584	(l)	6.500%	12/01/31	663,044
174,430		6.500%	02/01/32	179,153
986,935		6.500%	04/01/32	1,013,657
390,058	(o)	6.500%	05/01/32	400,652
782,532	(l) (o)	6.500%	07/01/32	803,571
1,050,746		6.500%	08/01/32	1,078,877
2,979,159	(l) (o)	6.500%	09/01/32	3,058,997
738,652	(o)	6.500%	09/01/32	758,381
822,942	(o)	6.500%	10/01/32	843,088
572,549		7.000%	07/01/31	591,918
939,223	(o)	7.000%	09/01/31	971,949
914,105	(o)	7.000%	11/01/31	944,280
282,959		7.000%	02/01/32	292,814
138,937		7.000%	03/01/32	143,573
640,313		7.000%	07/01/32	662,204
505,376		7.500%	04/01/31	526,044
230,530		7.500%	05/01/31	240,028
				77,902,623
Government National Mortgage Association (GNMA) (1.4%)
—	(c) (g)	0.969%	06/17/45	1,633,966
632,190	(o)	5.500%	12/15/34	628,490
365,000	(i)	5.500%	10/01/35	362,491
2,150,000	(i)	6.000%	10/01/36	2,175,531
24,218		8.500%	10/15/22	26,078
13,071		8.500%	12/15/22	14,075
				4,840,631

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Government Obligations—continued
U.S. Treasury (8.8%)
$4,670,000	U.S. Treasury Bond (o)	5.375%	02/15/31	$5,043,964
1,163,169	U.S. Treasury Inflation Indexed Notes (h) (o)	1.875%	07/15/13	1,133,045
6,150,000	U.S. Treasury Note (o)	2.500%	10/31/06	6,137,989
9,060,000	U.S. Treasury Note	3.375%	10/15/09	8,744,313
2,500,000	U.S. Treasury Note	4.250%	11/30/07	2,482,130
2,295,000	U.S. Treasury Note (o)	4.250%	11/15/14	2,238,162
950,000	U.S. Treasury Note (o)	4.375%	08/15/12	940,092
4,500,000	U.S. Treasury Note (o)	6.250%	02/15/07	4,518,986
				31,238,681
	Total U.S. government and agency obligations (cost: $146,064,677)			145,114,851
Other Government Obligations (.4%)
Provincial or Local Government Obligations (.4%)
1,500,000	Province of Quebec (b)	7.000%	01/30/07	1,507,228
	Total other government obligations (cost: $1,519,409)			1,507,228
Corporate Obligations (57.6%)
Basic Materials (.6%)
Construction (.6%)
2,065,000	CRH America, Inc.	6.000%	09/30/16	2,067,897
Capital Goods (.4%)
Manufacturing (.4%)
1,330,000	Tyco International Group SA (b)	7.000%	06/15/28	1,512,903
Communication Services (.7%)
Broadcasting (.7%)
2,500,000	Cox Communications, Inc.	7.125%	10/01/12	2,664,313
Consumer Cyclical (1.5%)
Beverage (1.0%)
3,395,000	SABMiller PLC-144A Issue (b) (f)	6.500%	07/01/16	3,546,498
Textiles (.5%)
1,000,000	Mohawk Industries, Inc.	5.750%	01/15/11	995,786
1,000,000	Mohawk Industries, Inc.	6.125%	01/15/16	993,957
				1,989,743
Consumer Staples (.4%)
Entertainment (.4%)
1,500,000	Viacom, Inc.- 144A Issue (f)	6.875%	04/30/36	1,482,882
Energy (1.0%)
Pipelines (1.0%)
2,120,000	Energy Transfer Partners, LP	5.650%	08/01/12	2,100,854
1,465,000	Northwest Pipeline Corporation-144A Issue (f)	7.000%	06/15/16	1,497,962
				3,598,816

See accompanying notes to investments in securities.

Principal		Coupon	Maturity	Market Value(a)
Financial (48.6%)
Asset-Backed Securities (10.2%)
$690,000	ABFS Mortgage Loan Trust (m)	7.423%	12/15/33	$691,912
1,806,892	Associates Manufactured Housing Pass-Through Certificates	7.725%	06/15/28	1,835,812
1,380,000	Capital Auto Receivables Asset Trust (f)	7.160%	01/15/13	1,396,818
2,230,000	Centex Home Equity (m)	5.048%	06/25/35	2,164,066
2,650,000	Citibank Credit Card Issuance Trust	5.500%	03/24/17	2,632,882
1,755,000	Countryplace Manufactured Housing Contract- 144A Issue (c) (e)	5.200%	12/15/35	1,677,048
1,165,000	Countrywide Asset-Backed Certificates (n)	5.962%	03/25/34	1,164,988
560,000	Credit-Based Asset Servicing and Securitization (f) (m) (n)	6.240%	09/25/36	567,678
935,000	Credit-Based Asset Servicing and Securitization (f) (m) (n)	6.250%	09/25/36	939,383
2,000,000	GMAC Mortgage Corporation Loan Trust (m)	6.088%	10/25/36	2,013,998
991,152	Green Tree Financial Corporation	6.400%	10/15/18	1,006,895
686,070	Green Tree Financial Corporation	7.350%	05/15/27	711,388
3,297,000	JPMorgan Mortgage Acquisition Corporation (m)	6.337%	08/25/36	3,354,541
3,055,000	JPMorgan Mortgage Acquisition Corporation (m)	6.410%	07/25/36	3,114,891
3,350,000	Lehman XS Trust (m)	5.690%	12/25/35	3,352,313
116,990	Metropolitan Asset Funding, Inc.-144A Issue (f)	7.525%	04/20/27	116,655
756,924	Mid-State Trust	7.400%	07/01/35	786,590
117,536	MMCA Automobile Trust	4.560%	11/16/09	117,363
2,011,635	MMCA Automobile Trust	4.600%	08/17/09	2,009,338
725,418	MMCA Automobile Trust	4.670%	03/15/10	723,054
109,198	MMCA Automobile Trust	5.370%	01/15/10	109,137
548,093	National Collegiate Trust	7.240%	09/20/14	529,869
918,638	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	925,173
440,000	Origen Manufactured Housing	5.605%	05/15/22	438,159
1,500,000	Origen Manufactured Housing	5.700%	01/15/35	1,480,460
725,000	Origen Manufactured Housing	5.730%	11/15/35	704,454
725,000	Origen Manufactured Housing (c)	5.860%	06/15/36	702,849
354,868	Residential Funding Mortgage Securities (m)	5.090%	07/25/33	350,073
928,351	Vanderbilt Mortgage Finance 1997-A (c)	6.380%	03/07/28	927,787
				36,545,574
Auto Finance (2.0%)
3,140,000	ERAC USA Finance Company-144A Issue (f)	5.900%	11/15/15	3,167,999
1,525,000	Ford Motor Credit Company (c)	6.366%	11/16/06	1,524,039
780,000	Ford Motor Credit Company-144A Issue (f)	7.120%	02/15/13	792,755
1,675,000	General Motors Acceptance Corporation (c)	6.407%	01/16/07	1,673,657
				7,158,450

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
Banks (.5%)
$1,750,000	BAC Capital Trust VI	5.625%	03/08/35	$1,622,803

Collateralized Mortgage Obligations/Mortgage Revenue Bonds (9.3%)
2,442,663	Banc of America Alternative Loan Trust (c)	5.668%	11/25/35	2,391,344
2,397,909	Banc of America Alternative Loan Trust (c)	5.806%	01/25/36	2,325,589
1,892,777	Banc of America Alternative Loan Trust (c)	6.225%	05/25/36	1,890,341
590,157	Banc of America Mortgage Securities Corporation	5.750%	08/25/34	582,943
57,000	Banco Hipotecario Nacional-144A Issue (b) (e) (k)	7.916%	07/25/09	1,425
141,155	BlackRock Capital Finance, LP-144A Issue (f)	7.750%	09/25/26	141,232
3,605,000	CD 2006-CD2 Mortgage Tranche-144A Issue (c) (f)	5.617%	01/15/46	3,615,517
1,774,980	Charlie Mac	5.000%	10/25/34	1,691,224
815,397	Chase Mortgage Financial Corporation	5.500%	10/25/33	795,524
375,413	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	376,677
3,100,000	CSAB Mortgage-Backed Trust (m) (n)	6.080%	10/25/23	3,095,156
2,020,000	DLJ Commercial Mortgage Corporation-144A Issue (c) (f)	7.167%	06/10/31	2,216,941
1,239,274	Global Mortgage Securitization, Ltd.	5.250%	04/25/32	1,185,845
2,379,413	Global Mortgage Securitization, Ltd.-144A Issue (e)	5.250%	11/25/32	2,321,438
2,941,786	JPMorgan Mortgage Trust (c)	5.667%	09/25/35	2,902,387
2,390,923	MASTR Asset Securitization Trust	5.500%	11/25/33	2,339,996
396,293	Mellon Residential Funding Corporation	6.750%	06/25/28	394,946
1,363,000	Morgan Stanley Capital I (c)	6.436%	10/03/34	1,390,162
2,218,647	Residential Accredit Loans, Inc.	5.750%	05/25/33	2,194,163
1,254,000	Structured Asset Securities Corporation (m)	5.630%	05/25/34	1,238,766
				33,091,616
Commercial Mortgage-Backed Securities (11.6%)
—	Asset Securitization Corporation (c) (g)	2.372%	08/13/29	167,717
2,445,000	Asset Securitization Corporation (c)	7.389%	02/14/43	2,663,166
—	Asset Securitization Corporation-144A Issue (c) (f)(g)	1.596%	10/13/26	394,110
1,650,000	Banc of America Commercial Mortgage, Inc.-144A Issue (f)	6.200%	07/11/43	1,710,512
5,000,000	Bear Stearns Commercial Mortgage Securities	5.540%	09/11/41	5,068,778
3,867,200	Bear Stearns Commercial Mortgage Securities, Inc.- 144A Issue (f)	6.000%	07/15/31	3,920,091
475,000	Commercial Mortgage Asset Trust	6.000%	11/17/32	486,429
1,830,000	Commercial Mortgage Pass-Through Certificates- 144A Issue (c) (f)	5.569%	02/05/19	1,819,589
67,247	FFCA Secured Lending Corporation-144A Issue (f)	6.730%	10/18/25	67,140
1,906,731	FFCA Secured Lending Corporation-144A Issue (f)	6.940%	09/18/25	1,928,967
865,000	GE Capital Commercial Mortgage Corporation- 144A Issue (f)	6.039%	08/11/36	894,753

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
$1,115,000	GE Capital Commercial Mortgage Corporation- 144A Issue (f)	6.314%	08/11/36	$1,168,689
1,400,000	GS Mortgage Securities Corporation II-144A Issue (f)	6.733%	02/14/16	1,480,613
3,270,000	Hilton Hotel Pool Trust-144A Issue (c) (f)	5.830%	10/03/15	3,304,569
2,395,000	Hilton Hotel Pool Trust-144A Issue (f)	7.653%	10/03/15	2,523,192
1,985,000	JPMorgan Chase Commercial Mortgage (c)	5.481%	12/12/44	2,002,126
—	Multi Security Asset Trust-144A Issue (c) (e) (g)	1.058%	11/28/35	994,689
1,540,000	Multi Security Asset Trust-144A Issue (c) (e)	5.880%	11/28/35	1,488,714
1,525,000	Nomura Asset Securities Corporation-144A Issue (f)	6.000%	03/15/30	1,569,757
2,500,000	Paine Webber Mortgage Acceptance Corporation- 144A Issue (f)	7.655%	01/02/12	2,513,117
850,000	Wachovia Bank Commercial Mortgage Trust (c)	4.847%	10/15/41	822,617
3,395,000	Wachovia Bank Commercial Mortgage Trust (c)	6.011%	06/15/45	3,556,501
840,000	Wachovia Bank Commercial Mortgage Trust-144A Issue (f)	4.942%	11/15/34	808,227
				41,354,063
Finance - Diversified (5.0%)
1,205,631	500 Grant Street Associates-144A Issue (e)	2.593%	12/01/08	1,132,172
3,350,000	Allied Capital Corporation	6.625%	07/15/11	3,414,923
1,384,040	Caithness Coso Funding Corporation-144A Issue (e)	5.489%	06/15/19	1,383,819
1,745,000	Capital One Financial Corporation	6.150%	09/01/16	1,765,701
1,693,000	Fund American Companies, Inc.	5.875%	05/15/13	1,673,400
2,400,000	HSBC Finance Corporation	5.700%	06/01/11	2,442,850
1,275,000	International Lease Finance Corporation	5.625%	09/20/13	1,283,072
1,760,000	Janus Capital Group, Inc.	5.875%	09/15/11	1,770,842
2,800,000	St. George Funding Company, LLC- 144A Issue (b) (e) (m)	8.485%	12/29/49	2,953,196
				17,819,975
Insurance (2.4%)
1,150,000	Assurant, Inc.	6.750%	02/15/34	1,213,869
1,735,000	Commerce Group, Inc.	5.950%	12/09/13	1,733,433
2,800,000	Stancorp Financial Group, Inc.	6.875%	10/01/12	2,989,524
2,450,000	Symetra Financial Corporation-144A Issue (f)	6.125%	04/01/16	2,466,618
				8,403,444
Investment Bankers/Brokers (2.5%)
1,280,000	Jefferies Group, Inc.	6.250%	01/15/36	1,234,935
2,325,000	JPMorgan Chase Capital XVIII	6.950%	08/17/36	2,469,568
2,500,000	Morgan Stanley	6.750%	04/15/11	2,643,090
2,700,000	Nuveen Investments	5.500%	09/15/15	2,638,462
				8,986,055

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Financial—continued
Real Estate Investment Trust - Apartments (.1%)
$250,000	Avalon Properties, Inc.	6.875%	12/15/07	$253,607
Real Estate Investment Trust - Diversified (.8%)
3,050,000	Vornado Realty, LP	5.625%	06/15/07	3,047,038
Real Estate Investment Trust - Health Care (1.4%)
2,600,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	2,477,051
1,585,000	Nationwide Health Properties	6.000%	05/20/15	1,570,171
925,000	Nationwide Health Properties	6.500%	07/15/11	945,870
				4,993,092
Real Estate Investment Trust - Office Property (.7%)
2,400,000	Brandywine Operating Partners	5.625%	12/15/10	2,409,386
Real Estate Investment Trust - Shopping Centers (1.5%)
1,870,000	Equity One, Inc.	6.250%	01/15/17	1,912,962
3,555,000	Simon Property Group, LP	5.875%	03/01/17	3,591,691
				5,504,653
Special Services (.6%)
2,245,000	Western Union Company-144A Issue (f)	5.930%	10/01/16	2,263,476
Health Care (2.2%)
Drugs (1.4%)
2,275,000	Abbott Laboratories	5.875%	05/15/16	2,356,782
875,000	AmerisourceBergen Corporation	5.625%	09/15/12	860,081
650,000	AmerisourceBergen Corporation	5.875%	09/15/15	637,245
975,000	Cardinal Health, Inc.	5.850%	12/15/17	973,317
				4,827,425
Medical Products/Supplies (.8%)
1,255,000	Laboratory Corporation of America	5.500%	02/01/13	1,229,977
1,645,000	Laboratory Corporation of America	5.625%	12/15/15	1,632,628
				2,862,605
Utilities (2.2%)
Electric Companies (2.2%)
2,775,000	MidAmerican Energy Holdings Company-144A Issue (f)	6.125%	04/01/36	2,804,978
1,625,000	National Grid PLC (b)	6.300%	08/01/16	1,685,904
2,700,000	Oncor Electric Delivery	7.000%	09/01/22	2,926,001
525,000	Pennsylvania Electric Company	5.125%	04/01/14	508,256
				7,925,139
	Total corporate obligations (cost: $206,881,200)			205,931,453
	Total long-term debt securities (cost: $354,465,286)			352,553,532

See accompanying notes to investments in securities.

				Market
Shares		Coupon	Maturity	Value(a)
Preferred Stocks (.9%)
Financial (.9%)
Real Estate Investment Trust - Diversified (.5%)
70,000	PS Business Parks, Inc.			$1,750,000
Real Estate Investment Trust - Self Storage (.4%)
65,000	Public Storage, Inc. (o)			1,563,250
	Total preferred stocks (cost: $3,375,000)			3,313,250

Principal
Securities Lending Collateral (28.7%)
Commercial Paper (17.6%)
$1,306,584	Amsterdam Funding Corporation (d)	5.356%	11/03/06	1,300,482
5,381,999	Aquifer Funding, LLC (d)	5.313%	10/06/06	5,378,823
828,000	Atlas Capital Funding Corporation (c)	5.310%	10/20/06	828,000
2,483,999	Atlas Capital Funding Corporation (c)	5.310%	11/10/06	2,483,999
4,139,999	Bear Stearns Company, Inc.	5.435%	10/04/06	4,139,999
210,312	Buckingham CDO, Ltd.	5.312%	10/06/06	210,188
6,209,999	Buckingham CDO II, Ltd.	5.312%	10/19/06	6,194,598
5,795,999	Cairn High Grade, LLC	5.335%	11/09/06	5,763,889
414,000	Cairn High Grade, LLC	5.335%	11/14/06	411,404
1,855,134	Cedar Springs Capital Company (d)	5.328%	10/05/06	1,854,317
1,071,846	Cedar Springs Capital Company (d)	5.349%	12/04/06	1,062,038
2,483,999	Cedar Springs Capital Company (d)	5.351%	12/12/06	2,458,389
828,000	Concord Minutemen Capital Company (c) (d)	5.300%	10/13/06	828,000
2,483,999	Concord Minutemen Capital Company (c) (d)	5.300%	10/11/07	2,483,999
1,490,400	Concord Minutemen Capital Company (c) (d)	5.300%	10/12/07	1,490,400
4,139,999	Deer Valley Funding, LLC	5.345%	10/25/06	4,126,089
304,704	Deer Valley Funding, LLC	5.345%	11/30/06	302,087
1,601,766	Kestrel Funding PLC	5.343%	10/16/06	1,598,482
3,311,999	Kestrel Funding PLC	5.343%	11/27/06	3,285,006
2,446,739	KLIO II Funding Corporation	5.341%	10/20/06	2,440,329
2,070,000	Legacy Capital Company	5.337%	10/10/06	2,067,578
1,242,000	Morgan Stanley	5.445%	10/30/06	1,242,000
1,585,620	Tierra Alta Funding	5.365%	10/18/06	1,581,925
1,656,000	Versailles CDS, LLC (d)	5.325%	11/22/06	1,643,712
3,725,999	Versailles CDS, LLC (d)	5.347%	10/10/06	3,721,640
4,139,999	Whistlejacket Capital, Ltd.	5.343%	10/16/06	4,131,512
				63,028,885

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Securities Lending Collateral—continued
Corporate Notes (5.6%)
$2,897,999	American General Finance-144A Issue (c) (f)	5.360%	10/15/07	$2,899,391
3,725,999	Genworth Financial Company	5.410%	06/18/07	3,725,999
3,725,999	Liquid Funding, Ltd. (c)	5.405%	04/12/07	3,727,117
2,483,999	Liquid Funding, Ltd. (c)	5.430%	02/20/07	2,484,372
2,070,000	Metropolitan Life Global Funding I-144A Issue (c) (f)	5.340%	03/06/12	2,070,227
2,070,000	Morgan Stanley (c)	5.390%	08/13/10	2,070,331
1,656,000	SLM Corporation-144A Issue (c) (f)	5.330%	04/11/12	1,656,430
1,419,606	Tango Finance Corporation (c)	5.390%	10/25/06	1,419,648
				20,053,515
Repurchase Agreement (5.5%)
19,531,761	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 09/29/06, rate 5.425%, due 10/02/06; proceeds $19,540,591 (Collateralized by Corporate Obligations and Government Securities due 10/02/06 - 04/03/07)			19,531,761
	Total securities lending collateral (cost: $102,614,161)			102,614,161

Shares
Short-Term Securities (3.0%)
Investment Companies (3.0%)
10,646,592	American Beacon Funds, current rate 5.290%	10,646,592
200,000	JPMorgan Prime Money Market Fund, current rate 5.180%	200,000
	Total investment companies (cost: $10,846,592)	10,846,592
	Total investments in securities (cost: $471,301,039) (p)	$469,327,535
	Payable upon return of securities loaned (28.7%)	(102,614,160)
	Liabilities in excess of cash and other assets (- 2.6%)	(9,663,523)
	Total net assets (100%)	$357,049,852

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         The Portfolio held 3.1% of net assets in foreign securities at September 30, 2006.

(c)          Variable rate security.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 6.2% of the Portfolio’s net assets at September 30, 2006.

(e)          Represents ownership in an illiquid security. (See note 4 of the Notes to Investments in Securities.) Information concerning the illiquid securities held at September 30, 2006, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
500 Grant Street Associates-144A Issue*	06/12/03	$1,331,165
Banco Hipotecario Nacional-144A Issue*	01/08/01	56,237
Global Mortgage Securitization, Ltd.-144A Issue*	11/24/04	2,359,075
Multi Security Asset Trust-144A Issue*	02/24/05	1,560,000
Multi Security Asset Trust-144A Issue*	02/24/05	1,521,239
Oakwood Mortgage Investors, Inc.†	03/25/03	962,825
St. George Funding Company LLC-144A Issue*	06/12/97	2,800,935
Countryplace Manufactured Housing Contract -144A Issue*	06/29/05	1,754,843
Caithness Coso Funding Corporation-144A Issue*	08/01/05	1,384,040
		$13,730,359

*A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†Represents a private placement security.

(f)            Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)         Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(h)         U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)             At September 30, 2006 the total cost of investments issued on a when-issued or forward commitment basis was $7,592,738.

(j)             Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2006, securities with an aggregate market value of $133,727 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 2-Year Treasury Notes	December 2006	135	Long	$66,887	—
U.S. 5-Year Treasury Notes	December 2006	87	Long	74,944	$11,903
U.S. 10-Year Treasury Notes	December 2006	302	Short	—	284,744
		560		$141,831	$296,647

(k)          Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(l)             Security pledged as collateral for when-issued purchase commitment outstanding as of September 30, 2006.

See accompanying notes to investments in securities.

(m)       Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a cleanup call or increase the stated rate.

(n)         This security is being fair-valued according to procedures approved by the Board of Directors.

(o)         Securities (or a portion of securities) on loan as of September 30, 2006.

(p)         At September 30, 2006 the cost of securities for federal income tax purposes was $471,504,508. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,974,479
Gross unrealized depreciation	(5,151,452)
Net unrealized depreciation	$(2,176,973)

See accompanying notes to investments in securities.

Money Market Portfolio

Investments in Securities

September 30, 2006

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Rate	Maturity	Value(a)
Commercial Paper (51.6%)
Basic Materials (6.5%)
Chemicals (4.1%)
$1,000,000	EI du Pont de Nemours and Company (b)	5.250%	10/12/06	$998,270
1,350,000	EI du Pont de Nemours and Company (b)	5.270%	10/11/06	1,347,855
2,000,000	EI du Pont de Nemours and Company (b)	5.280%	10/20/06	1,994,233
				4,340,358
Manufacturing (2.4%)
2,500,000	Minnesota Mining & Manufacturing Company	5.260%	11/22/06	2,480,935
Consumer Cyclical (14.9%)
Hardware and Tools (2.4%)
2,500,000	The Stanley Works (b)	5.300%	11/13/06	2,484,111
Publishing (4.3%)
1,000,000	Gannett Company, Inc. (b)	5.250%	10/06/06	999,132
2,000,000	Gannett Company, Inc. (b)	5.260%	10/10/06	1,997,111
1,500,000	Gannett Company, Inc. (b)	5.270%	10/27/06	1,494,150
				4,490,393
Retail (3.8%)
2,000,000	Wal-Mart Stores, Inc. (b)	5.260%	12/05/06	1,980,934
2,000,000	Wal-Mart Stores, Inc. (b)	5.270%	11/10/06	1,988,178
				3,969,112
Special Services (4.4%)
3,000,000	Societe Generale North America, Inc.	5.310%	11/21/06	2,977,207
1,600,000	Societe Generale North America, Inc.	5.360%	10/12/06	1,597,141
				4,574,348
Consumer Staples (8.1%)
Beverages (1.9%)
2,000,000	The Coca-Cola Company (b)	5.280%	10/11/06	1,996,828
Food (3.8%)
3,000,000	Nestle Capital Corporation (b)	5.210%	11/28/06	2,974,384
1,000,000	Nestle Capital Corporation (b)	5.300%	11/08/06	994,356
				3,968,740
Personal Care (2.4%)
2,500,000	Kimberly Clark Worldwide (b)	5.280%	10/26/06	2,490,611
Energy (4.1%)
Oil & Gas (4.1%)
2,000,000	Total Capital SA (b)	5.250%	10/16/06	1,995,360
2,315,000	Total Capital SA (b)	5.290%	10/30/06	2,304,930
				4,300,290

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Financial (7.7%)
Auto Finance (3.4%)
$2,000,000	American Honda Finance Corporation	5.290%	10/03/06	$1,999,125
1,500,000	American Honda Finance Corporation	5.290%	10/06/06	1,498,690
				3,497,815
Insurance (1.9%)
2,000,000	American General Corporation	5.280%	10/23/06	1,993,343
Investment Bankers/Brokers (2.4%)
2,500,000	Merrill Lynch & Company, Inc.	5.280%	10/13/06	2,495,279
Health Care (4.8%)
Drugs (4.8%)
2,000,000	Abbott Laboratories (b)	5.180%	11/07/06	1,989,064
2,000,000	Abbott Laboratories (b)	5.290%	11/14/06	1,987,050
1,000,000	Abbott Laboratories (b)	5.300%	10/10/06	998,553
				4,974,667
Technology (2.6%)
Computer Hardware (2.6%)
2,750,000	IBM Corporation (b)	5.280%	11/09/06	2,734,233
Transportation (2.9%)
Air Freight (2.9%)
3,000,000	United Parcel Service, Inc.	5.280%	10/02/06	2,999,148
	Total commercial paper (cost: $53,790,211)			53,790,211
U.S. Government and Agency Obligations (21.3%)
Discount Notes (21.3%)
3,000,000	Federal Home Loan Bank	5.250%	10/17/06	2,992,704
1,300,000	Federal Home Loan Bank	5.280%	10/04/06	1,299,259
3,000,000	Federal Home Loan Mortgage Corporation	5.290%	10/05/06	2,997,870
2,000,000	Federal Home Loan Mortgage Corporation	5.290%	10/24/06	1,993,147
2,400,000	Federal National Mortgage Association	5.220%	11/01/06	2,389,131
3,000,000	Federal National Mortgage Association	5.270%	10/19/06	2,991,854
1,800,000	Federal National Mortgage Association	5.280%	10/04/06	1,798,974
1,500,000	Federal National Mortgage Association	5.280%	10/31/06	1,493,367
1,750,000	Federal National Mortgage Association	5.290%	10/25/06	1,743,766
2,500,000	Federal National Mortgage Association	5.390%	10/18/06	2,493,388
	Total U.S. government obligations (cost: $22,193,460)			22,193,460
Other Short-Term Investments (24.8%)
Asset-Backed Securities (20.5%)
2,610,094	AmeriCredit Automobile Receivables Trust	5.505%	01/06/07	2,610,094
824,382	Capital Auto Receivables Asset Trust	5.117%	05/15/07	824,382
565,595	CarMax Auto Owner Trust	5.180%	05/15/07	565,595

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Other Short-Term Investments—continued
$2,725,000	CarMax Auto Owner Trust	5.361%	09/17/07	$2,725,000
949,537	Daimler Chrysler Auto Trust	5.120%	06/08/07	949,537
1,500,000	Daimler Chrysler Auto Trust-144A Issue (c)	5.334%	10/08/07	1,500,000
2,992,447	Drive Auto Receivables Trust-144A Issue (c)	5.341%	06/15/07	2,992,447
1,837,810	Ford Credit Auto Owner Trust-144A Issue (c)	5.427%	09/15/07	1,837,810
1,611,115	Harley-Davidson Motorcycle Trust	5.370%	09/15/07	1,611,115
789,111	Honda Auto Receivables Owner Trust	4.934%	04/17/07	789,111
2,106,661	Household Automotive Trust	5.503%	08/01/07	2,106,661
286,736	Nissan Auto Receivables Owner Trust	4.663%	02/15/07	286,736
2,565,000	Wachovia Auto Loan Owner Trust-144A Issue (c)	5.390%	10/19/07	2,565,000
				21,363,488
Banks (4.3%)
4,500,000	Citibank NA	5.350%	11/27/06	4,500,113
	Total other short-term investments (cost: $25,863,601)			25,863,601

Shares
Investment Companies (4.1%)
3,750,000	American Beacon Funds, current rate 5.290%	3,750,000
522,043	Federated Money Market Obligation Trust - Prime Obligation Fund, current rate 5.176%	522,043
	Total investment companies (cost: $4,272,043)	4,272,043
	Total investments in securities (cost: $106,119,315) (d)	$106,119,315
	Liabilities in excess of cash and other assets (-1.8%)	(1,870,503)
	Total net assets (100%)	$104,248,812

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 34.3% of the Portfolio’s net assets as of September 30, 2006.

(c)          Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(d)         Also represents the cost of securities for federal income tax purposes at September 30, 2006.

See accompanying notes to investments in securities.

Mortgage Securities Portfolio

Investments in Securities

September 30, 2006

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Coupon	Maturity	Value(a)
Long-Term Debt Securities (97.5%)
U.S. Government and Agency Obligations (43.3%)
Federal Home Loan Mortgage Corporation (FHLMC) (4.3%)
$1,000,000		5.000%	06/15/31	$958,776
979,661	(n)	5.000%	08/01/35	942,719
872,559	(n)	5.500%	06/01/20	872,399
774,061		5.500%	10/01/20	773,919
1,261,282	(n)	5.500%	05/01/34	1,249,089
1,235,875	(n)	5.500%	07/01/35	1,219,404
1,764,800	(n)	6.000%	11/01/33	1,777,673
470,947		6.500%	11/01/32	481,532
				8,275,511
Federal National Mortgage Association (FNMA) (34.8%)
438,010		4.500%	02/01/35	410,132
1,145,536	(c) (n)	4.672%	07/01/35	1,132,668
1,155,523	(c) (k)	4.787%	03/01/35	1,135,135
1,348,974		5.000%	05/01/18	1,329,908
920,565		5.000%	10/01/20	904,837
2,869,060	(n)	5.000%	11/01/33	2,766,599
3,608,374		5.000%	03/01/34	3,474,429
3,487,777	(n)	5.000%	03/01/34	3,358,308
752,822		5.000%	05/01/34	724,877
844,340	(c)	5.172%	06/01/35	835,877
1,017,665	(k) (n)	5.500%	01/01/17	1,020,568
955,544	(n)	5.500%	02/01/18	958,075
2,035,701	(k) (n)	5.500%	03/01/18	2,040,221
1,202,482		5.500%	02/01/24	1,196,717
2,485,846	(k) (n)	5.500%	04/01/33	2,458,382
938,033	(n)	5.500%	05/01/33	927,259
499,089	(n)	5.500%	01/01/34	493,090
4,148,260	(n)	5.500%	03/01/34	4,104,635
2,952,999	(k) (n)	5.500%	04/01/34	2,921,673
1,951,798	(n)	5.500%	04/01/34	1,926,614
309,074		5.500%	05/01/34	305,086
4,873,483	(n)	5.500%	07/01/34	4,819,275
1,578,057	(n)	5.500%	09/01/34	1,558,320
1,225,280	(n)	5.500%	10/01/34	1,209,471
815,139		5.500%	02/01/35	803,830
872,198	(n)	5.500%	02/01/35	860,945

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
U.S. Government and Agency Obligations—continued
$358,369		5.500%	10/01/35	$353,697
200,774		6.000%	09/01/32	202,941
1,805,292	(n)	6.000%	10/01/32	1,824,085
458,887	(n)	6.000%	10/01/32	463,659
245,899		6.000%	11/01/32	248,482
1,634,211	(n)	6.000%	11/01/32	1,651,328
491,239		6.000%	03/01/33	496,126
1,513,419	(n)	6.000%	03/01/33	1,528,539
787,318		6.000%	04/01/33	792,678
602,275		6.000%	12/01/33	606,375
717,635		6.000%	08/01/34	722,046
524,085		6.000%	09/01/34	527,306
263,596		6.000%	11/01/34	265,216
2,636,158	(n)	6.000%	12/01/34	2,652,360
864,520		6.500%	02/01/32	887,982
718,461	(k)	6.500%	02/01/32	737,916
605,890		6.500%	04/01/32	622,295
278,612	(n)	6.500%	05/01/32	286,180
487,651		6.500%	07/01/32	500,659
1,496,270	(n)	6.500%	07/01/32	1,536,499
49,956		6.500%	09/01/32	51,058
167,637		6.500%	09/01/34	170,889
131,605		6.500%	11/01/34	134,159
1,225,421		6.500%	03/01/35	1,252,461
442,092		6.500%	02/01/36	450,278
857,135	(n)	6.500%	06/01/36	872,874
1,155,000	(h)	6.500%	10/01/36	1,175,934
886,060	(n)	7.000%	09/01/31	915,256
89,618	(n)	7.000%	11/01/31	92,576
539,057		7.000%	02/01/32	557,703
106,953		7.000%	07/01/32	110,479
169,496		7.500%	04/01/31	176,428
91,562	(c)	8.354%	12/25/15	91,677
				66,635,072
Government National Mortgage Association (GNMA) (4.1%)
—	(c) (g)	0.322%	03/16/42	548,379
—	(c) (g)	0.969%	06/17/45	1,142,008
—	(c) (g)	0.901%	07/16/40	318,794

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
U.S. Government and Agency Obligations—continued
—	(c) (g)	1.221%	03/16/34	$545,477
$1,000,000		5.500%	03/16/32	996,479
2,380,010	(n)	5.500%	12/15/34	2,366,079
1,900,000	(h)	6.000%	10/01/36	1,922,563
				7,839,779
Vendee Mortgage Trust (.1%)
173,196	Vendee Mortgage Trust	7.793%	02/15/25	181,626
	Total U.S. government and agency obligations (cost: $84,906,218)			82,931,988

Asset-Backed Securities (20.1%)
665,978	ABFS Mortgage Loan Trust (l)	6.990%	12/25/31	679,230
1,405,000	ABFS Mortgage Loan Trust (l)	7.423%	12/15/33	1,408,893
2,200,000	Associates Manufactured Housing Pass-Through Certificates	7.900%	03/15/27	2,252,943
1,250,000	BankAmerica Manufactured Housing Contract Trust	7.015%	01/10/28	1,265,503
5,291,000	BankAmerica Manufactured Housing Contract Trust (k)	7.800%	10/10/26	5,401,044
760,000	Capital Auto Receivables Asset Trust (f)	7.160%	01/15/13	769,262
350,000	Centex Home Equity (l)	5.048%	06/25/35	339,652
1,080,000	Countryplace Manufactured Housing Contract-144A Issue (c) (e)	4.800%	12/15/35	1,052,639
1,470,000	Countrywide Asset-Backed Certificates (l)	6.518%	01/25/29	1,508,967
1,300,000	Credit-Based Asset Servicing and Securitization (l)	5.109%	12/25/34	1,229,739
960,000	Credit-Based Asset Servicing and Securitization (f) (l) (m)	5.970%	09/25/36	969,900
425,000	Ford Motor Credit Company-144A Issue (f)	7.260%	02/15/13	431,950
323,009	Green Tree Financial Corporation	7.950%	08/15/25	330,709
472,047	Green Tree Financial Corporation	8.300%	11/15/19	490,147
562,294	Green Tree Financial Corporation	8.400%	06/15/19	578,738
744,605	Green Tree Financial Corporation	9.000%	06/15/25	886,170
1,418,442	Green Tree Financial Corporation	9.100%	04/15/25	1,792,479
1,805,000	JPMorgan Mortgage Acquisition Corporation (l)	6.337%	08/25/36	1,836,502
1,670,000	JPMorgan Mortgage Acquisition Corporation (l)	6.410%	07/25/36	1,702,739
1,546,614	Lehman ABS Manufactured Housing Contract	5.873%	05/15/22	1,550,489
255,000	Lehman XS Trust (l)	5.690%	12/25/35	255,176
107,326	Metropolitan Asset Funding, Inc.-144A Issue (f)	6.980%	05/20/12	107,037
106,828	Metropolitan Asset Funding, Inc.-144A Issue (f)	7.130%	06/20/12	106,540
2,126,595	Mid-State Trust	7.790%	07/01/35	2,202,310
421,563	MMCA Automobile Trust	4.670%	03/15/10	420,190
73,534	MMCA Automobile Trust	5.370%	01/15/10	73,493
880,561	Oakwood Mortgage Investors, Inc.	7.375%	08/15/27	890,593
1,011,778	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	1,018,976
500,000	Origen Manufactured Housing	4.750%	08/15/21	480,421

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Asset-Backed Securities—continued
$870,000	Origen Manufactured Housing	4.970%	10/15/21	$843,802
260,000	Origen Manufactured Housing	5.605%	05/15/22	258,912
1,600,000	Origen Manufactured Housing	5.910%	01/15/35	1,586,639
500,000	Origen Manufactured Housing	5.910%	01/15/37	496,982
500,000	Residential Asset Mortgage Products, Inc. (c)	5.145%	01/25/35	486,557
322,608	Residential Funding Mortgage Securities (l)	5.090%	07/25/33	318,248
294,182	Structured Asset Securities Corporation (l)	5.540%	11/25/32	292,471
172,608	Vanderbilt Mortgage Finance	7.070%	12/07/14	172,787
1,976,362	Vanderbilt Mortgage Finance	7.955%	12/07/24	2,077,526
	Total asset-backed securities (cost: $38,792,761)			38,566,355
Other Mortgage-Backed Securities (34.1%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (23.3%)
1,800,432	Banc of America Alternative Loan Trust (c)	5.573%	09/25/35	1,753,037
817,504	Banc of America Alternative Loan Trust (c)	5.668%	11/25/35	748,303
1,189,086	Banc of America Alternative Loan Trust (c)	5.806%	01/25/36	1,156,385
269,105	Banc of America Alternative Loan Trust	6.000%	12/25/34	266,835
1,058,167	Banc of America Alternative Loan Trust (c)	6.225%	05/25/36	1,024,430
2,148,673	Banc of America Funding Corporation (c) (k)	5.009%	09/20/34	2,086,047
1,437,335	Banc of America Funding Corporation	6.500%	07/20/32	1,464,740
1,755,433	Banc of America Mortgage Securities Corporation (c)	5.093%	11/25/35	1,738,493
1,268,838	Banc of America Mortgage Securities Corporation	5.750%	08/25/34	1,253,327
10,000	Banco Hipotecario Nacional-144A Issue (b) (c) (e) (j)	6.835%	03/25/11	250
19,796	Banco Hipotecario Nacional-144A Issue (b) (e) (j)	7.540%	05/31/17	594
50,980	Banco Hipotecario Nacional-144A Issue (b) (e) (j)	7.916%	07/25/09	1,274
737,297	Bear Stearns Mortgage Securities, Inc.	8.000%	11/25/29	734,641
1,346,403	BlackRock Capital Finance, LP-144A Issue (f)	7.750%	09/25/26	1,347,137
2,307,474	Charlie Mac	5.000%	10/25/34	2,198,591
955,544	Chase Mortgage Financial Corporation	5.500%	10/25/33	932,255
2,000,000	Countrywide Home Loan Mortgage Pass-Through Trust	4.150%	08/25/33	1,888,753
1,126,239	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	1,130,031
2,310,000	CSAB Mortgage-Backed Trust (l) (m)	6.080%	10/25/23	2,306,391
1,180,000	DLJ Commercial Mortgage Corporation-144A Issue (c) (f)	7.167%	06/10/31	1,295,045
582,644	Global Mortgage Securitization, Ltd (c)	5.401%	04/25/32	526,023
795,355	Global Mortgage Securitization, Ltd.	5.250%	04/25/32	761,064
1,975,362	Global Mortgage Securitization, Ltd.-144A Issue (e)	5.250%	11/25/32	1,927,455
1,470,893	JPMorgan Mortgage Trust (c)	5.667%	09/25/35	1,451,194
997,107	JPMorgan Mortgage Trust	6.187%	08/25/36	1,004,887
2,143,466	MASTR Asset Securitization Trust	5.500%	11/25/33	2,097,810
297,640	Morgan Stanley Dean Witter Capital (c)	6.515%	04/25/17	294,446

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Other Mortgage-Backed Securities-continued
$375,000	Morgan Stanley Dean Witter Capital-144A Issue (c) (f)	6.457%	09/15/37	$383,823
173,010	Prudential Home Mortgage Securities-144A Issue (f)	7.900%	04/28/22	169,642
34,173	Prudential Home Mortgage Securities-144A Issue (c) (f)	8.050%	09/28/24	33,895
903,641	RESI Finance, LP-144A Issue (c) (e)	6.730%	09/10/35	919,385
1,469,568	Residential Accredit Loans, Inc.	5.750%	06/25/33	1,454,784
277,935	Residential Accredit Loans, Inc.-144A Issue (f)	6.250%	03/25/14	276,948
1,065,000	Structured Adjustable Rate Mortgage Loan Trust (c)	5.400%	11/25/35	1,013,770
62,519	Structured Asset Mortgage Investments, Inc. (c)	5.996%	04/30/30	62,889
913,438	Structured Asset Securities Corporation	5.250%	08/25/33	869,778
2,000,000	Structured Asset Securities Corporation (l)	5.630%	05/25/34	1,975,703
2,700,000	Structured Asset Securities Corporation (l)	6.000%	06/25/34	2,682,073
1,589,018	Wells Fargo Mortgage-Backed Securities Trust	5.500%	02/25/34	1,557,966
1,927,419	Wells Fargo Mortgage-Backed Securities Trust	6.000%	08/25/36	1,901,210
				44,691,304
Commercial Mortgage-Backed Securities (10.8%)
—	Asset Securitization Corporation (c) (g)	2.372%	08/13/29	596,340
—	Asset Securitization Corporation (e) (g) (l)	2.372%	08/13/27	393,893
700,000	Asset Securitization Corporation (c)	7.389%	02/14/43	762,461
—	Asset Securitization Corporation-144A Issue (c) (f) (g)	1.596%	10/13/26	507,662
550,000	Banc of America Commercial Mortgage, Inc.-144A Issue (f)	4.900%	09/11/36	528,007
460,000	Banc of America Commercial Mortgage, Inc.-144A Issue (c) (f)	5.104%	12/10/42	447,468
1,000,000	Banc of America Commercial Mortgage, Inc.-144A Issue (f)	6.200%	07/11/43	1,036,674
725,000	Bear Stearns Commercial Mortgage Securities, Inc.	6.500%	02/15/32	746,295
500,000	Bear Stearns Commercial Mortgage-144A Issue (c) (f)	7.272%	02/15/35	536,761
540,000	Bear Stearns Commercial Mortgage-144A Issue (c) (f)	7.612%	02/15/35	591,869
900,000	Commercial Mortgage Pass-Through Certificates-144A Issue (c) (f)	5.756%	02/05/19	900,820
2,726,000	FFCA Secured Lending Corporation-144A Issue (c) (e)	6.430%	02/18/22	2,569,093
1,290,000	FFCA Secured Lending Corporation-144A Issue (c) (e)	6.680%	02/18/22	1,205,230
383,120	GMAC Commercial Mortgage Securities (e) (m)	5.940%	07/01/13	380,247
500,000	Hilton Hotel Pool Trust-144A Issue (c) (f) (i)	5.830%	10/03/15	505,286
1,465,000	Hilton Hotel Pool Trust-144A Issue (f)	7.653%	10/03/15	1,543,414
1,500,000	JPMorgan Chase Commercial Mortgage Securities Corporation-144A Issue (f)	6.221%	10/12/37	1,560,681
—	Multi Security Asset Trust-144A Issue (c) (e) (g)	1.058%	11/28/35	841,734
990,000	Multi Security Asset Trust-144A Issue (c) (e)	5.880%	11/28/35	955,729
1,000,000	Nationslink Funding Corporation-144A Issue (f)	5.000%	08/20/30	951,547
1,800,000	Nomura Asset Securities Corporation-144A Issue (f)	6.000%	03/15/30	1,852,827
1,375,000	Wachovia Bank Commercial Mortgage Trust-144A Issue (f)	4.942%	11/15/34	1,322,990
				20,737,028
	Total other mortgage-backed securities (cost: $68,134,642)			65,428,332
	Total long-term debt securities (cost: $191,833,621)			186,926,675

See accompanying notes to investments in securities.

				Market
Principal		Coupon	Maturity	Value(a)
Securities Lending Collateral (27.4%)
Commercial Paper (16.8%)
$669,969	Amsterdam Funding Corporation (d)	5.356%	11/03/06	$666,840
2,759,693	Aquifer Funding, LLC (d)	5.313%	10/06/06	2,758,065
1,273,704	Atlas Capital Funding Corporation (c)	5.310%	11/10/06	1,273,704
424,568	Atlas Capital Funding Corporation (c)	5.310%	10/20/06	424,568
2,122,841	Bear Stearns Company, Inc.	5.435%	10/04/06	2,122,841
107,840	Buckingham CDO, Ltd.	5.312%	10/06/06	107,777
3,184,261	Buckingham CDO II, Ltd.	5.312%	10/19/06	3,176,364
2,971,977	Cairn High Grade, LLC	5.335%	11/09/06	2,955,512
212,284	Cairn High Grade, LLC	5.335%	11/14/06	210,953
951,245	Cedar Springs Capital Company (d)	5.328%	10/05/06	950,826
549,603	Cedar Springs Capital Company (d)	5.349%	12/04/06	544,575
1,273,704	Cedar Springs Capital Company (d)	5.351%	12/12/06	1,260,573
424,568	Concord Minutemen Capital Company (c) (d)	5.300%	10/13/06	424,568
1,273,704	Concord Minutemen Capital Company (c) (d)	5.300%	10/11/07	1,273,704
764,223	Concord Minutemen Capital Company (c) (d)	5.300%	10/12/07	764,223
2,122,841	Deer Valley Funding, LLC	5.345%	10/25/06	2,115,708
156,241	Deer Valley Funding, LLC	5.345%	11/30/06	154,899
821,327	Kestrel Funding PLC	5.343%	10/16/06	819,643
1,698,273	Kestrel Funding PLC	5.343%	11/27/06	1,684,432
1,254,599	KLIO II Funding Corporation	5.341%	10/20/06	1,251,312
1,061,420	Legacy Capital Company	5.337%	10/10/06	1,060,178
636,852	Morgan Stanley	5.445%	10/30/06	636,852
813,048	Tierra Alta Funding	5.365%	10/18/06	811,154
849,136	Versailles CDS, LLC (d)	5.325%	11/22/06	842,836
1,910,557	Versailles CDS, LLC (d)	5.347%	10/10/06	1,908,321
2,122,841	Whistlejacket Capital, Ltd.	5.343%	10/16/06	2,118,489
				32,318,917
Corporate Notes (5.4%)
1,485,989	American General Finance-144A Issue (c) (f)	5.360%	10/15/07	1,486,702
1,910,557	Genworth Financial Company	5.410%	06/18/07	1,910,557
1,910,557	Liquid Funding, Ltd. (c)	5.405%	04/12/07	1,911,130
1,273,704	Liquid Funding, Ltd. (c)	5.430%	02/20/07	1,273,896
1,061,420	Metropolitan Life Global Funding I-144A Issue (c) (f)	5.340%	03/06/12	1,061,537
1,061,420	Morgan Stanley (c)	5.390%	08/13/10	1,061,590
849,136	SLM Corporation-144A Issue (c) (f)	5.330%	04/11/12	849,357
727,922	Tango Finance Corporation (c)	5.390%	10/25/06	727,944
				10,282,713

See accompanying notes to investments in securities.

		Market
Principal		Value(a)
Repurchase Agreement (5.2%)
$10,015,176	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 09/29/2006, rate 5.425%, due 10/02/06; proceeds $10,019,704 (Collateralized by Corporate Obligations and Government Securities due 10/02/06 - 04/03/07)	$10,015,176
	Total securities lending collateral (cost: $52,616,806)	52,616,806

Shares
Short-Term Securities (3.3%)
Investment Companies (3.3%)
4,910,145	American Beacon Funds, current rate 5.290%	4,910,145
190,173	BlackRock Provident Institutional TempFund, current rate 5.200%	190,172
1,150,298	JPMorgan Prime Money Market Fund, current rate 5.180%	1,150,298
	Total investment companies (cost: $6,250,615)	6,250,615
	Total investments in securities (cost: $250,701,042) (o)	$245,794,096
	Payable upon return of securities loaned (-27.4%)	(52,616,806)
	Liabilities in excess of cash and other assets (-.8%)	(1,402,479)
	Total net assets (100%)	$191,774,811

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         The Portfolio held less than .1% of net assets in foreign securities at September 30, 2006.

(c)          Variable rate security.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 5.9% of the Portfolio’s net assets at September 30, 2006.

(e)          Represents ownership in an illiquid security.  (See note 4 of the Notes to Investments in Securities.)  Information concerning the illiquid securities held at September 30, 2006, which includes cost and acquisition date(s), is as follows:

Security:	Acquisition Date(s)	Acquisition Cost
Banco Hipotecario Nacional-144A Issue*	09/06/02	$747
Banco Hipotecario Nacional-144A Issue*	Various	18,598
Banco Hipotecario Nacional-144A Issue*	Various	48,917
Countryplace Manufactured Housing Contract-144A Issue*	06/29/05	1,079,864
FFCA Secured Lending Corporation-144A Issue*	05/14/03	2,384,398
FFCA Secured Lending Corporation-144A Issue*	05/19/03	1,086,220
Global Mortgage Securitization, Ltd.-144A Issue*	11/24/04	1,958,647
Multi Security Asset Trust-144A Issue*	02/24/05	976,199
Multi Security Asset Trust-144A Issue*	02/24/05	1,320,116
RESI Finance, LP-144A Issue*	06/01/06	919,735
Asset Securitization Corporation†	Various	582,114
GMAC Commercial Mortgage Securities†	Various	367,092
Oakwood Mortgage Investors, Inc.†	Various	1,055,534
		$11,798,181

*A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†                  Represents a private placement security.

(f)            Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)         Interest-only security that entitles holders to receive only interest on the underlying mortgages.  The principal amount of the underlying pool represents the notional amount on which current interest is calculated.  The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets.  The rate disclosed represents the market yield based upon the current cost basis and estimate timing and amount of future cash flows.

(h)         At September 30, 2006 the total cost of investments issued on a when-issued or forward commitment basis is $3,091,081.

(i)             Fully or partially pledged as initial margin deposit on open futures contracts.

See accompanying notes to investments in securities.

Holdings of Open Futures Contracts

On September 30, 2006, securities with an aggregate market value of $101,057 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
90 Day Euro	December 2006	3	Long		$12,428
U.S. 10 Year Treasury Notes	December 2006	31	Long	$35,204	—
90 Day Euro	March 2007	3	Long		10,327
90 Day Euro	June 2007	3	Long		8,302
90 Day Euro	September 2007	3	Long		6,428
90 Day Euro	December 2007	3	Long		4,890
90 Day Euro	March 2008	3	Long		3,952
90 Day Euro	June 2008	3	Long		3,240
		52		$35,204	$49,567

(j)             Security is in default with respect to interest payments.  Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)          Security pledged as collateral for when-issued purchase commitments outstanding as of September 30, 2006.

(l)             Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated rate.

(m)       This security is being fair-valued according to procedures approved by the Board of Directors.

(n)         Securities (or a portion of securities) on loan as of September 30, 2006.

(o)         At September 30, 2006 the cost of securities for federal income tax purposes was $250,815,946. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$1,599,060
Gross unrealized depreciation	(6,620,910)
Net unrealized depreciation	$(5,021,850)

See accompanying notes to investments in securities.

Index 500 Portfolio

Investments in Securities

September 30, 2006

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (98.8%)
Basic Materials (2.9%)
Chemicals (1.3%)
11,633	Air Products and Chemicals, Inc.	$772,082
3,341	Ashland, Inc.	213,089
4,380	Eastman Chemical Company	236,608
9,432	Ecolab, Inc.	403,878
48,667	EI du Pont de Nemours & Company	2,084,894
5,911	Hercules, Inc. (b)	93,217
4,191	International Flavors & Fragrances, Inc.	165,712
8,742	PPG Industries, Inc.	586,413
17,008	Praxair, Inc.	1,006,193
7,579	Rohm & Haas Company	358,865
3,485	Sigma-Aldrich Corporation	263,710
50,649	The Dow Chemical Company	1,974,298
		8,158,959
Construction (.1%)
5,095	Vulcan Materials Company	398,684
Iron and Steel (.2%)
5,311	Allegheny Technologies, Inc.	330,291
16,278	Nucor Corporation	805,598
6,497	United States Steel Corporation	374,747
		1,510,636
Mining (.6%)
45,768	Alcoa, Inc.	1,283,335
10,372	Freeport-McMoRan Copper & Gold, Inc.	552,413
23,768	Newmont Mining Corporation	1,016,082
10,792	Phelps Dodge Corporation	914,082
		3,765,912
Paper and Forest (.7%)
5,500	Bemis Company	180,730
24,001	International Paper Company (h)	831,155
24,192	Kimberly-Clark Corporation	$1,581,189
5,526	Louisiana-Pacific Corporation	103,723
9,496	MeadWestvaco Corporation	251,739
9,462	Plum Creek Timber Company, Inc.	322,086
5,742	Temple-Inland, Inc.	230,254
13,037	Weyerhaeuser Company	802,167
		4,303,043
Capital Goods (8.6%)
Aerospace/Defense (2.2%)
21,274	General Dynamics Corporation	1,524,708
6,571	Goodrich Corporation	266,257
6,518	L-3 Communications Holdings, Inc.	510,555
18,851	Lockheed Martin Corporation	1,622,317
18,202	Northrop Grumman Corporation	1,239,010
23,724	Raytheon Company	1,138,989
9,289	Rockwell Automation, Inc.	539,691
9,033	Rockwell Collins, Inc.	495,370
41,968	The Boeing Company	3,309,177
53,400	United Technologies Corporation	3,382,890
		14,028,964
Containers - Metal/Glass (—)
5,531	Ball Corporation	223,729
Electrical Equipment (3.7%)
8,855	American Power Conversion Corporation (h)	194,456
4,833	Cooper Industries, Ltd.	411,868
21,525	Emerson Electric Company	1,805,087
545,034	General Electric Company	19,239,700
43,237	Honeywell International, Inc.	1,768,393
7,499	Molex, Inc.	292,236
8,320	Thermo Electron Corporation (b) (h)	327,226
		24,038,966

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Capital Goods—continued
Engineering/Construction (.4%)
34,621	Caterpillar, Inc.	$2,278,062
4,683	Fluor Corporation	360,076
		2,638,138
Machinery (.3%)
12,206	Deere & Company	1,024,206
16,987	Ingersoll-Rand Company, Ltd. (c) (h)	645,166
		1,669,372
Manufacturing (1.7%)
39,768	3M Company	2,959,535
12,492	Danaher Corporation	857,826
10,696	Dover Corporation	507,418
7,953	Eaton Corporation	547,564
22,187	Illinois Tool Works, Inc.	996,196
9,774	ITT Corporation	501,113
9,483	Leggett & Platt, Inc.	237,359
6,562	Pall Corporation	202,175
6,394	Parker Hannifin Corporation	497,006
4,282	Sealed Air Corporation	231,742
6,666	Textron, Inc.	583,275
106,369	Tyco International, Ltd. (c)	2,977,268
		11,098,477
Trucks and Parts (.1%)
2,823	Cummins, Inc.	336,586
Waste Management (.2%)
13,390	Allied Waste Industries, Inc. (b) (h)	150,905
28,536	Waste Management, Inc.	1,046,701
		1,197,606
Communication Services (5%)
Computer Services & Software (—)
12,859	VeriSign, Inc. (b)	259,752
Publishing (—)
4,386	EW Scripps Company - Class A	210,221
Telecommunication (1.6%)
6,117	ADC Telecommunications, Inc. (b) (h)	$91,755
24,126	Avaya, Inc. (b)	276,001
4,445	Ciena Corporation (b)	121,126
10,627	Comverse Technology, Inc. (b) (h)	227,843
82,350	Corning, Inc. (b)	2,010,164
88,954	JDS Uniphase Corporation (b) (h)	194,809
236,633	Lucent Technologies, Inc. (b) (h)	553,721
129,352	Motorola, Inc.	3,233,800
87,213	Qualcomm, Inc.	3,170,193
23,625	Tellabs, Inc. (b)	258,930
		10,138,342
Telephone (3.4%)
20,493	Alltel Corporation	1,137,361
205,069	AT&T, Inc. (h)	6,677,047
95,872	BellSouth Corporation	4,098,528
6,096	CenturyTel, Inc.	241,828
16,938	Citizens Communications Company	237,809
84,494	Qwest Communications International, Inc. (b) (h)	736,788
157,632	Sprint Nextel Corporation	2,703,389
153,041	Verizon Communications, Inc.	5,682,412
24,935	Windstream Corporation	328,893
		21,844,055
Consumer Cyclical (8.9%)
Auto (.4%)
99,227	Ford Motor Company (h)	802,746
29,845	General Motors Corporation (h)	992,645
10,323	Johnson Controls, Inc.	740,572
9,317	The Goodyear Tire & Rubber Company (b) (h)	135,097
		2,671,060
Building Materials (.1%)
9,212	American Standard Companies, Inc.	386,628

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
20,930	Masco Corporation	$573,901
		960,529
Construction (.1%)
6,258	Centex Corporation (h)	329,296
Distribution Durables (.1%)
9,044	Genuine Parts Company	390,068
3,973	WW Grainger, Inc.	266,270
		656,338
Entertainment (.1%)
17,954	International Game Technology	745,091
Hardware and Tools (.1%)
3,910	Black & Decker Corporation	310,259
3,038	Snap-On, Inc. (h)	135,343
4,272	The Stanley Works	212,959
		658,561
Home Builders (.2%)
14,341	DR Horton, Inc.	343,467
4,146	KB Home	181,595
7,266	Lennar Corporation	328,786
11,169	Pulte Homes, Inc.	355,844
		1,209,692
Houseware (.1%)
4,198	Whirlpool Corporation	353,094
Leisure (.4%)
4,895	Brunswick Corporation	152,675
23,494	Carnival Corporation (h)	1,104,923
13,844	Harley-Davidson, Inc.	868,711
8,636	Hasbro, Inc.	196,469
19,957	Mattel, Inc.	393,153
6,928	Sabre Holdings Corporation	162,046
		2,877,977
Lodging - Hotel (.4%)
9,782	Harrah’s Entertainment, Inc.	649,818
20,368	Hilton Hotels Corporation	567,249
18,141	Marriott International, Inc.	700,968
11,502	Starwood Hotels & Resorts Worldwide, Inc.	657,800
		2,575,835
Photography/Imagery (.1%)
15,076	Eastman Kodak Company (h)	$337,702
Publishing (.8%)
3,431	Dow Jones & Company, Inc. (h)	115,076
12,480	Gannett Company, Inc.	709,238
2,056	Meredith Corporation	101,423
7,592	New York Times Company (h)	174,464
123,368	News Corporation	2,424,181
18,579	The McGraw-Hill Companies, Inc.	1,078,139
10,065	Tribune Company (h)	329,327
		4,931,848
Retail (5.1%)
16,589	Amazon.com, Inc. (b) (h)	532,839
8,096	AutoNation, Inc. (b) (h)	169,206
2,856	AutoZone, Inc. (b) (h)	295,025
14,910	Bed Bath & Beyond, Inc. (b)	570,457
21,465	Best Buy Company, Inc.	1,149,665
5,747	Big Lots, Inc. (b) (h)	113,848
7,443	Circuit City Stores, Inc.	186,894
24,707	Costco Wholesale Corporation (h)	1,227,444
43,333	CVS Corporation	1,391,856
3,177	Dillards, Inc.	103,983
16,406	Dollar General Corporation	223,614
8,005	Family Dollar Stores, Inc.	234,066
28,697	Federated Department Stores, Inc.	1,239,997
108,973	Home Depot, Inc.	3,952,451
11,837	JC Penney Company, Inc.	809,532
17,285	Kohl’s Corporation (b)	1,122,142
17,932	Limited Brands, Inc.	475,019
80,668	Lowe’s Companies, Inc.	2,263,544
10,160	Nike, Inc.	890,219
12,058	Nordstrom, Inc.	510,053
14,956	Office Depot, Inc. (b)	593,753
3,917	OfficeMax, Inc.	159,579
7,115	RadioShack Corporation	137,320

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
4,392	Sears Holding Corporation (b)	$694,331
5,970	The Sherwin-Williams Company	333,007
38,356	Staples, Inc.	933,202
45,336	Target Corporation	2,504,814
28,432	The Gap, Inc.	538,786
7,293	Tiffany & Company	242,128
23,731	TJX Companies, Inc.	665,180
53,219	Walgreen Company	2,362,391
129,864	Wal-Mart Stores, Inc.	6,404,893
		33,031,238
Service (.5%)
7,311	Convergys Corporation (b)	150,972
62,023	eBay, Inc. (b)	1,758,972
23,272	Interpublic Group of Companies, Inc. (b) (h)	230,393
6,721	Monster Worldwide, Inc. (b)	243,233
9,108	Omnicom Group	852,509
8,981	Robert Half International, Inc.	305,085
		3,541,164
Textiles (.3%)
7,187	Cintas Corporation	293,445
19,316	Coach, Inc. (b)	664,470
5,909	Jones Apparel Group, Inc.	191,688
5,447	Liz Claiborne, Inc.	215,211
4,699	VF Corporation	342,792
		1,707,606
Trucks and Parts (.1%)
3,219	Navistar International Corporation (b) (h)	83,115
13,141	Paccar, Inc.	749,300
		832,415
Consumer Staples (11.2%)
Agriculture Products (.4%)
34,651	Archer-Daniels-Midland Company	1,312,580
28,652	Monsanto Company	1,346,930
		2,659,510
Beverage (2.2%)
40,585	Anheuser-Busch Companies, Inc.	1,928,193
4,146	Brown-Forman Corporation	$317,791
14,550	Coca-Cola Enterprises, Inc.	303,076
11,134	Constellation Brands, Inc. (b) (h)	320,437
2,410	Molson Coors Brewing Company (h)	166,049
7,101	Pepsi Bottling Group, Inc.	252,086
87,044	PepsiCo, Inc.	5,680,491
107,595	The Coca-Cola Company	4,807,345
		13,775,468
Broadcasting (.8%)
26,202	Clear Channel Communications, Inc.	755,928
110,491	Comcast Corporation (b) (f) (h)	4,071,593
13,246	Univision Communications, Inc. (b)	454,868
		5,282,389
Entertainment (1.5%)
41,214	CBS Corporation - Class B (h)	1,160,998
214,719	Time Warner, Inc. (h)	3,914,327
37,457	Viacom, Inc. - Class B (b) (h)	1,392,651
110,351	Walt Disney Company (h)	3,410,950
		9,878,926
Food (1.1%)
12,175	Campbell Soup Company	444,388
26,970	ConAgra Foods, Inc. (h)	660,226
7,047	Dean Foods Company (b)	296,115
18,627	General Mills, Inc.	1,054,288
9,272	Hershey Company	495,588
17,501	HJ Heinz Company	733,817
13,195	Kellogg Company	653,416
6,958	McCormick & Company, Inc.	264,265
40,132	Sara Lee Corporation	644,921
32,649	Sysco Corporation	1,092,109
13,238	Tyson Foods, Inc. (h)	210,219
11,575	WM Wrigley Jr Company	533,144
		7,082,496

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Staples—continued
Household Products (.3%)
4,984	Avery Dennison Corporation	$299,887
7,988	Clorox Company	503,244
7,963	Fortune Brands, Inc.	598,101
14,587	Newell Rubbermaid, Inc. (h)	413,104
7,284	Pactiv Corporation (b)	207,011
		2,021,347
Personal Care (2.1%)
4,124	Alberto-Culver Company	208,633
23,635	Avon Products, Inc.	724,649
27,251	Colgate-Palmolive Company	1,692,287
167,632	Procter & Gamble Company	10,389,831
6,820	The Estee Lauder Companies, Inc.	275,051
		13,290,451
Restaurants (.8%)
7,713	Darden Restaurants, Inc.	327,571
64,745	McDonald’s Corporation	2,532,824
39,917	Starbucks Corporation (b) (h)	1,359,174
6,257	Wendy’s International, Inc.	419,219
14,293	Yum! Brands, Inc.	743,951
		5,382,739
Retail (.4%)
38,145	Kroger Company	882,675
23,473	Safeway, Inc.	712,406
11,173	Supervalu, Inc.	331,279
7,484	Whole Foods Market, Inc. (h)	444,774
		2,371,134
Service (.1%)
7,371	Apollo Group, Inc. (b)	362,948
11,412	RR Donnelley & Sons Company	376,140
		739,088
Tobacco (1.5%)
110,562	Altria Group, Inc.	8,463,521
9,050	Reynolds American, Inc. (h)	560,828
8,516	UST, Inc. (h)	$466,932
		9,491,281
Energy (9.3%)
Mining (—%)
9,670	Consol Energy, Inc.	$306,829
Oil & Gas (7.6%)
24,278	Anadarko Petroleum Corporation	1,064,105
17,383	Apache Corporation	1,098,606
19,977	Chesapeake Energy Corporation	578,933
116,045	ChevronTexaco Corporation	7,526,679
86,998	ConocoPhillips	5,178,991
23,296	Devon Energy Corporation	1,471,142
12,844	EOG Resources, Inc.	835,502
313,871	Exxon Mobil Corporation	21,060,741
12,768	Hess Corporation	528,851
18,910	Marathon Oil Corporation	1,454,179
9,864	Murphy Oil Corporation	469,033
16,685	Nabors Industries, Ltd. (b) (c) (h)	496,379
7,239	Noble Corporation	464,599
45,486	Occidental Petroleum Corporation	2,188,331
5,821	Rowan Companies, Inc. (h)	184,118
6,885	Sunoco, Inc.	428,178
16,635	Transocean, Inc. (b)	1,218,181
32,357	Valero Energy Corporation	1,665,415
19,280	XTO Energy, Inc.	812,267
		48,724,230
Oil & Gas Services (1.4%)
17,368	Baker Hughes, Inc.	1,184,498
15,752	BJ Services Company	474,608
54,441	Halliburton Company (h)	1,548,846
9,264	National Oilwell Varco, Inc. (b) (h)	542,407
62,472	Schlumberger, Ltd.	3,875,138
10,590	Smith International, Inc.	410,892
18,268	Weatherford International, Ltd. (b)	762,141
		8,798,530

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Energy—continued
Pipelines (.3%)
19,969	Dynegy, Inc. (b)	$110,628
36,736	El Paso Corporation	501,079
5,664	Kinder Morgan, Inc.	593,870
31,412	Williams Companies, Inc.	749,805
		1,955,382
Financial (22.3%)
Banks (6.8%)
18,080	AmSouth Bancorp	525,043
238,949	Bank of America Corporation	12,800,498
28,354	BB&T Corporation	1,241,338
8,600	Comerica, Inc.	489,512
9,846	Commerce Bancorp, Inc. New Jersey	361,447
6,793	Compass Bancshares, Inc.	387,065
29,465	Fifth Third Bancorp	1,122,027
6,478	First Horizon National Corporation	246,229
12,540	Huntington Bancshares, Inc.	300,082
21,292	Key Capital Corporation	797,173
4,091	M&T Bank Corporation	490,756
13,426	Marshall & Ilsley Corporation	646,865
21,722	Mellon Financial Corporation	849,330
31,934	National City Corporation (h)	1,168,784
24,530	North Fork Bancorporation, Inc.	702,539
9,894	Northern Trust Corporation	578,107
15,546	PNC Financial Services Group, Inc.	1,126,152
24,004	Regions Financial Corporation (h)	883,107
17,483	State Street Corporation	1,090,939
19,253	SunTrust Banks, Inc.	1,487,872
17,088	Synovus Financial Corporation	501,875
40,290	The Bank of New York Company, Inc.	$1,420,625
93,829	U.S. Bancorp	3,116,999
83,919	Wachovia Corporation (h)	4,682,680
177,776	Wells Fargo & Company	6,431,936
5,652	Zions Bancorporation	451,086
		43,900,066
Commercial Services (.3%)
6,654	Equifax, Inc.	244,268
16,983	H&R Block, Inc.	369,210
12,502	Moody’s Corporation	817,381
17,871	Paychex, Inc.	658,546
		2,089,405
Finance - Diversified (2.8%)
64,140	American Express Company	3,596,971
12,839	Ameriprise Financial, Inc.	602,149
16,162	Capital One Financial Corporation (h)	1,271,303
10,505	CIT Group, Inc.	510,858
32,312	Countrywide Financial Corporation	1,132,212
4,783	Federated Investors, Inc.	161,713
10,911	Janus Capital Group, Inc.	215,165
183,278	JPMorgan Chase & Company	8,606,735
11,260	Realogy Corporation (b)	255,377
21,648	SLM Corporation	1,125,263
1,930	The Chicago Mercantile Exchange	923,023
		18,400,769
Insurance (4.9%)
17,218	ACE, Ltd. (c)	942,341
26,202	Aflac, Inc.	1,199,004
5,594	AMBAC Financial Group, Inc.	462,903
137,205	American International Group, Inc.	9,091,203
16,603	AON Corporation (h)	562,344
21,689	Chubb Corporation	1,126,960
5,843	Cigna Corporation	679,658
9,124	Cincinnati Financial Corporation	438,500

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
24,022	Genworth Financial, Inc.- Class A	$841,010
16,048	Hartford Financial Services Group, Inc.	1,392,164
15,203	Lincoln National Corporation	943,802
24,133	Loews Corporation	914,641
28,990	Marsh & McLennan Companies, Inc.	816,068
7,168	MBIA, Inc. (h)	440,402
40,068	MetLife, Inc.	2,271,054
4,459	MGIC Investment Corporation (h)	267,406
14,217	Principal Financial Group	771,699
25,606	Prudential Financial, Inc.	1,952,458
6,143	Safeco Corporation	362,007
33,236	The Allstate Corporation	2,084,894
40,770	The Progressive Corporation	1,000,496
36,478	The St. Paul Travelers Companies, Inc.	1,710,453
5,224	Torchmark Corporation	329,687
18,035	UnumProvident Corporation	349,699
9,525	XL Capital, Ltd. (c)	654,367
		31,605,220
Investment Bankers/Brokers (4.9%)
261,021	Citigroup, Inc.	12,964,913
22,478	E*Trade Financial Corporation (b)	537,674
8,801	Franklin Resources, Inc.	930,706
22,876	Goldman Sachs Group, Inc.	3,869,933
6,924	Legg Mason, Inc.	698,355
28,350	Lehman Brothers Holdings, Inc.	2,093,931
46,803	Merrill Lynch & Company, Inc.	3,660,931
56,595	Morgan Stanley	4,126,341
13,815	T Rowe Price Group, Inc. (h)	661,048
6,356	The Bear Stearns Companies, Inc.	890,476
54,530	The Charles Schwab Corporation	$976,087
		31,410,395
Real Estate Investment Trust - Apartments (.3%)
5,172	Apartment Investment & Management Company (h)	281,409
11,269	Archstone-Smith Trust (h)	613,484
15,321	Equity Residential (h)	774,936
		1,669,829
Real Estate Investment Trust - Diversified (.1%)
6,435	Vornado Realty Trust (h)	701,415
Real Estate Investment Trust - Hotels (.1%)
10,579	Wyndham Worldwide Corporation W/I (b)	295,895
Real Estate Investment Trust - Office Property (.2%)
6,035	Boston Properties, Inc.	623,657
18,485	Equity Office Properties Trust	734,964
		1,358,621
Real Estate Investment Trust - Regional Mall (.2%)
11,677	Simon Property Group, Inc.	1,058,170
Real Estate Investment Trust - Self Storage (.1%)
6,402	Public Storage, Inc.	550,508
Real Estate Investment Trust - Shopping Centers (.1%)
11,435	Kimco Realty Corporation	490,218
Real Estate Investment Trust - Warehouse/Industrial (.1%)
12,971	ProLogis	740,125
Savings and Loans (.6%)
14,033	Golden West Financial Corporation	1,084,049
18,933	Sovereign Bancorp, Inc.	407,249
50,869	Washington Mutual, Inc. (h)	2,211,275
		3,702,573
U.S. Government Obligations (.8%)
51,102	Fannie Mae	2,857,113
36,482	Freddie Mac	2,419,851
		5,276,964
Health Care (12.2%)
Biotechnology (1.0%)
61,802	Amgen, Inc. (b)	4,420,697

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Health Care—continued
18,107	Biogen Idec, Inc. (b) (h)	$809,021
13,778	Genzyme Corporation (b)	929,602
12,641	Medimmune, Inc. (b)	369,244
2,825	Millipore Corporation (b)	173,172
		6,701,736
Drugs (6.2%)
80,662	Abbott Laboratories	3,916,947
7,962	Allergan, Inc.	896,601
10,642	AmerisourceBergen Corporation	481,018
5,589	Barr Pharmaceuticals, Inc. (b)	290,293
103,825	Bristol-Myers Squibb Company	2,587,319
21,410	Cardinal Health, Inc.	1,407,493
22,539	Caremark Rx, Inc.	1,277,285
51,922	Eli Lilly & Company	2,959,554
7,313	Express Scripts, Inc. (b)	552,058
16,787	Forest Laboratories, Inc. (b)	849,590
24,092	Gilead Sciences, Inc. (b)	1,655,120
8,239	Hospira, Inc. (b)	315,307
12,819	King Pharmaceuticals, Inc. (b) (h)	218,308
15,519	Medco Health Solutions, Inc. (b)	932,847
114,891	Merck & Company, Inc.	4,813,933
11,122	Mylan Laboratories, Inc.	223,886
384,960	Pfizer, Inc.	10,917,466
78,208	Schering-Plough Corporation	1,727,615
5,386	Watson Pharmaceuticals, Inc. (b)	140,952
71,046	Wyeth	3,611,979
		39,775,571
Health Care - Diversified (.1%)
6,657	Laboratory Corporation of America Holdings (b) (h)	436,499
Hospital Management (.2%)
22,381	HCA, Inc.	1,116,588
12,648	Health Management Associates, Inc.	$264,343
24,820	Tenet Healthcare Corporation (b)	202,035
		1,582,966
Managed Care (1.4%)
28,916	Aetna, Inc.	1,143,628
8,375	Coventry Health Care, Inc. (b)	431,480
8,767	Humana, Inc. (b)	579,411
3,853	Manor Care, Inc. (h)	201,435
15,804	McKesson Corporation	833,187
71,116	UnitedHealth Group, Inc.	3,498,907
32,723	Wellpoint, Inc. (b)	2,521,307
		9,209,355
Medical Products/Supplies (3.1%)
2,827	Bausch & Lomb, Inc.	141,718
34,444	Baxter International, Inc.	1,565,824
12,919	Becton Dickinson & Company	912,986
12,926	Biomet, Inc.	416,088
62,191	Boston Scientific Corporation (b)	919,805
5,477	CR Bard, Inc. (h)	410,775
154,430	Johnson & Johnson	10,028,684
60,681	Medtronic, Inc.	2,818,026
7,317	Patterson Companies, Inc. (b)	245,924
18,618	St. Jude Medical, Inc. (b)	657,029
15,669	Stryker Corporation	777,026
12,816	Zimmer Holdings, Inc. (b) (h)	865,080
		19,758,965
Special Services (.2%)
6,555	Fisher Scientific International, Inc. (b) (h)	512,863
8,504	Quest Diagnostics, Inc.	520,105
		1,032,968
Technology (13.3%)
Computer Hardware (3.4%)
6,271	Affiliated Computer Services, Inc. (b)	325,214

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology—continued
44,904	Apple Computer, Inc. (b)	$3,458,955
119,932	Dell, Inc. (b) (h)	2,739,247
144,606	Hewlett-Packard Company	5,305,594
80,347	International Business Machines Corporation	6,583,633
5,295	Lexmark International, Inc. (b)	305,310
9,462	NCR Corporation (b)	373,560
11,650	Pitney Bowes, Inc.	516,910
10,320	Sandisk Corporation (b)	552,533
185,196	Sun Microsystems, Inc. (b)	920,424
13,312	Symbol Technologies, Inc. (h)	197,816
51,646	Xerox Corporation (b)	803,612
		22,082,808
Computer Networking (2.2%)
322,300	Cisco Systems, Inc. (b)	7,412,900
11,249	Google, Inc. - Class A (b)	4,520,973
29,855	Juniper Networks, Inc. (b) (h)	515,894
65,628	Yahoo!, Inc. (b) (h)	1,659,076
		14,108,843
Computer Peripherals (.4%)
121,351	EMC Corporation Massachusetts (b)	1,453,785
19,662	Network Appliance, Inc. (b)	727,691
		2,181,476
Computer Services & Software (3.7%)
30,578	Adobe Systems, Inc. (b)	1,145,146
12,213	Autodesk, Inc. (b)	424,768
29,332	Automatic Data Processing, Inc.	1,388,577
10,821	BMC Software, Inc. (b) (h)	294,548
21,681	CA, Inc.	513,623
9,723	Citrix Systems, Inc. (b)	352,070
9,091	Computer Sciences Corporation (b)	446,550
19,667	Compuware Corporation (b)	153,206
16,210	Electronic Arts, Inc. (b)	902,573
10,638	IMS Health, Inc.	$283,396
456,010	Microsoft Corporation	12,462,753
17,849	Novell, Inc. (b)	109,236
212,954	Oracle Corporation (b) (h)	3,777,804
5,800	Parametric Technology Corporation (b)	101,268
52,225	Symantec Corporation (b)	1,111,348
18,061	Unisys Corporation (b)	102,225
		23,569,091
Electrical Equipment (.1%)
9,751	Jabil Circuit, Inc.	278,586
28,112	Sanmina-SCI Corporation (b)	105,139
48,285	Solectron Corporation (b)	157,409
		541,134
Electrical Instruments (.3%)
21,576	Agilent Technologies, Inc. (b)	705,319
9,622	Applera Corporation - Applied Biosystems Group	318,584
3,441	Harman International Industries, Inc.	287,117
6,559	PerkinElmer, Inc.	124,162
4,367	Tektronix, Inc.	126,337
5,421	Waters Corporation (b)	245,463
		1,806,982
Electronic Components - Semiconductor (2.7%)
25,632	Advanced Micro Devices, Inc. (b) (h)	636,955
18,923	Altera Corporation (b)	347,805
18,629	Analog Devices, Inc.	547,506
73,354	Applied Materials, Inc.	1,300,566
24,759	Broadcom Corporation (b)	751,188
21,384	Freescale Semiconductor, Inc. (b)	812,806
304,528	Intel Corporation	6,264,141
10,528	KLA-Tencor Corporation	468,180
15,904	Linear Technology Corporation	494,932

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology—continued
21,005	LSI Logic Corporation (b)	$172,661
16,879	Maxim Integrated Products, Inc. (h)	473,794
38,534	Micron Technology, Inc. (b)	670,492
15,716	National Semiconductor Corporation	369,797
6,506	Novellus Systems, Inc. (b)	179,956
18,564	NVIDIA Corporation (b)	549,309
11,034	PMC - Sierra, Inc. (b) (h)	65,542
8,368	QLogic Corporation (b)	158,155
10,346	Teradyne, Inc. (b)	136,153
80,914	Texas Instruments, Inc.	2,690,390
17,943	Xilinx, Inc.	393,849
		17,484,177
Service - Data Processing (.5%)
27,328	Electronic Data Systems Corporation	670,083
40,398	First Data Corporation	1,696,716
9,179	Fiserv, Inc. (b)	432,239
17,992	Intuit, Inc. (b)	577,363
		3,376,401
Transportation (1.7%)
Air Freight (.9%)
16,155	FedEx Corporation (h)	1,755,725
57,074	United Parcel Service, Inc.	4,105,904
		5,861,629
Airlines (.1%)
41,501	Southwest Airlines Company	691,407
Railroads (.7%)
19,110	Burlington Northern Santa Fe Corporation	1,403,438
23,366	CSX Corporation	767,106
21,848	Norfolk Southern Corporation	962,404
14,241	Union Pacific Corporation	1,253,208
		4,386,156
Trucking (—)
3,229	Ryder System, Inc.	166,875
Utilities (3.4%)
Electric Companies (3.1%)
8,671	Allegheny Energy, Inc. (b)	$348,314
10,873	Ameren Corporation (h)	573,986
20,757	American Electric Power Company, Inc.	754,932
16,385	Centerpoint Energy, Inc.	234,633
11,623	CMS Energy Corporation (b) (h)	167,836
12,994	Consolidated Edison, Inc.	600,323
9,532	Constellation Energy Group, Inc.	564,294
18,629	Dominion Resources, Inc.	1,424,932
9,390	DTE Energy Company	389,779
66,154	Duke Energy Corporation (h)	1,997,851
17,151	Edison International	714,168
10,973	Entergy Corporation	858,418
35,396	Exelon Corporation (h)	2,142,874
17,464	FirstEnergy Corporation (h)	975,539
21,304	FPL Group, Inc. (h)	958,680
14,386	NiSource, Inc.	312,752
18,380	PG&E Corporation	765,527
5,253	Pinnacle West Capital Corporation (h)	236,648
20,046	PPL Corporation	659,513
13,363	Progress Energy, Inc. (h)	606,413
13,289	Public Service Enterprise Group, Inc.	813,154
10,963	TECO Energy, Inc.	171,571
34,856	The AES Corporation (b)	710,714
39,190	The Southern Company (h)	1,350,487
24,359	TXU Corporation	1,522,925
21,369	Xcel Energy, Inc.	441,270
		20,297,533
Natural Gas (.2%)
9,205	KeySpan Corporation	378,694
2,343	Nicor, Inc.	100,187
2,047	Peoples Energy Corporation	83,211
13,815	Sempra Energy	694,204
		1,256,296
Telecommunication (.1%)
7,881	Embarq Corporation	381,204
Total common stocks
(Cost: $325,535,449)		634,940,933

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Securities Lending Collateral (9.5%)
Commercial Paper (5.8%)
$776,057	Amsterdam Funding Corporation (e)	5.356%	11/03/06	$772,433
3,196,686	Aquifer Funding, LLC (e)	5.313%	10/06/06	3,194,800
491,798	Atlas Capital Funding Corporation (d)	5.310%	10/20/06	491,798
1,475,394	Atlas Capital Funding Corporation (d)	5.310%	11/10/06	1,475,394
2,458,990	Bear Stearns Company, Inc.	5.435%	10/04/06	2,458,990
124,917	Buckingham CDO, Ltd.	5.312%	10/06/06	124,843
3,688,484	Buckingham CDO II, Ltd.	5.312%	10/19/06	3,679,337
3,442,585	Cairn High Grade, LLC	5.335%	11/09/06	3,423,513
245,899	Cairn High Grade, LLC	5.335%	11/14/06	244,357
1,101,873	Cedar Springs Capital Company (e)	5.328%	10/05/06	1,101,388
636,632	Cedar Springs Capital Company (e)	5.349%	12/04/06	630,807
1,475,394	Cedar Springs Capital Company (e)	5.351%	12/12/06	1,460,182
491,798	Concord Minutemen Capital Company (d) (e)	5.300%	10/13/06	491,798
1,475,394	Concord Minutemen Capital Company (d) (e)	5.300%	10/11/07	1,475,394
885,236	Concord Minutemen Capital Company (d) (e)	5.300%	10/12/07	885,236
2,458,990	Deer Valley Funding, LLC	5.345%	10/25/06	2,450,727
180,982	Deer Valley Funding, LLC	5.345%	11/30/06	179,427
951,383	Kestrel Funding PLC	5.343%	10/16/06	949,433
1,967,192	Kestrel Funding PLC	5.343%	11/27/06	1,951,159
1,453,263	KLIO II Funding Corporation	5.341%	10/20/06	1,449,455
1,229,495	Legacy Capital Company	5.337%	10/10/06	1,228,056
737,697	Morgan Stanley	5.445%	10/30/06	737,697
941,793	Tierra Alta Funding	5.365%	10/18/06	939,599
983,596	Versailles CDS, LLC (e)	5.325%	11/22/06	976,298
2,213,091	Versailles CDS, LLC (e)	5.347%	10/10/06	2,210,501
2,458,990	Whistlejacket Capital, Ltd.	5.343%	10/16/06	2,453,949
				37,436,571
Corporate Notes (1.9%)
1,721,293	American General Finance-144A Issue (d) (g)	5.360%	10/15/07	1,722,119
2,213,091	Genworth Financial Company	5.410%	06/18/07	2,213,091
2,213,091	Liquid Funding, Ltd. (d)	5.405%	04/12/07	2,213,754
1,475,394	Liquid Funding, Ltd. (d)	5.430%	02/20/07	1,475,615
1,229,495	Metropolitan Life Global Funding I-144A Issue (d) (g)	5.340%	03/06/12	1,229,630
1,229,495	Morgan Stanley (d)	5.390%	08/13/10	1,229,691
983,596	SLM Corporation-144A Issue (d) (g)	5.330%	04/11/12	983,852
843,188	Tango Finance Corporation (d)	5.390%	10/25/06	843,213
				11,910,965

See accompanying notes to investments in securities.

		Market
Principal		Value(a)
Securities Lending Collateral—continued
Repurchase Agreement (1.8%)
$11,601,064	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 09/29/2006, rate 5.425%, due 10/02/06; proceeds $11,606,309 (Collateralized by Corporate Obligations and Government Securities due 10/02/06 - 04/03/07)	$11,601,064
	Total securities lending collateral (cost: $60,948,600)	60,948,600

Shares
Short-Term Securities (1.2%)
Investment Companies (1.2%)
1,000,000	American Beacon Funds, current rate 5.290%	1,000,000
6,712,434	Federated Money Market Obligation Trust-Prime Obligation Fund, current rate 5.176%	6,712,434
	Total investment companies (cost: $7,712,434)	7,712,434
	Total investments in securities (cost: $394,196,483) (i)	$703,601,967
	Payable upon return of securities loaned (9.5%)	(60,948,601)
	Cash and other assets in excess of liabilities (.0%)	80,199
	Total net assets (100%)	$642,733,565

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         Non-income producing.

(c)          The Portfolio held 0.9% of net assets in foreign securities at September 30, 2006.

(d)         Variable rate security.

(e)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 2.1% of the Portfolio’s net assets at September 30, 2006.

(f)            Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2006, securities with an aggregate market value of $921,250 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation
S&P 500 ®EMINI	December 2006	114	Long	$122,148

(g)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(h)         Securities (or a portion of securities) on loan as of September 30, 2006.

(i)             At September 30, 2006 the cost of securities for federal income tax purposes was $399,224,985. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$325,420,212
Gross unrealized depreciation	(21,043,230)
Net unrealized appreciation	$304,376,982

See accompanying notes to investments in securities.

Maturing Government Bond 2010 Portfolio

Investments in Securities

September 30, 2006

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal		Rate	Maturity	Value(a)
Long-Term Debt Securities (96.6%)
U.S. Government and Agency Obligations (96.6%)
$717,000	Federal National Mortgage Association Strip (b)	4.640%	05/15/11	$578,542
719,000	Federal National Mortgage Association Strip (b)	4.829%	11/29/09	617,039
1,000,000	Financing Corporation Strip (b)	4.682%	04/05/11	809,470
412,000	Financing Corporation Strip (b)	4.741%	11/02/10	339,338
524,000	Government Trust Certificate (b)	4.696%	11/15/10	431,643
482,000	Government Trust Certificate (b)	4.720%	05/15/10	406,215
475,000	Tennessee Valley Authority (b)	4.843%	04/15/10	400,126
1,000,000	U.S. Treasury Strip (b)	4.458%	02/15/11	822,588
	Total U.S. government and agency obligations (cost: $4,242,814)			4,404,961
	Total long-term debt securities (cost: $4,242,814)			4,404,961

Shares
Short-Term Security (3.8%)
Investment Company (3.8%)
174,820	BlackRock Provident Institutional TempFund, current rate 5.200%			174,820
	Total investment company (cost: $174,820)			174,820
	Total investments in securities (cost: $4,417,634) (c)			$4,579,781
	Liabilities in excess of cash and other assets (-.4%)			(20,552)
	Total net assets (100%)			$4,559,229

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         For zero coupon issues (strips) the interest rate represents yield to maturity at September 30, 2006.

(c)          Also represents the cost of securities for federal income tax purposes at September 30, 2006.

See accompanying notes to investments in securities.

International Bond Portfolio

Investments in Securities

September 30, 2006

(Unaudited)

(Percentages of each investment category relate to total net assets.)

				Market
Principal(b)		Coupon	Maturity	Value(a)
Long-Term Debt Securities (95.7%)
Australia (18.4%)
Finance - Diversified (4.8%)
4,430,000	New South Wales Treasury Corporation (AUD)	6.000%	05/01/12	$3,313,251
Government (13.6%)
9,585,000	Australia Government Bond (AUD)	5.750%	06/15/11	7,174,911
2,921,000	Australia Government Bond (AUD)	6.000%	02/15/17	2,263,376
				12,751,538
Austria (4.1%)
Government (4.1%)
2,190,000	Republic of Austria (EUR)	5.500%	10/20/07	2,825,753
Belgium (4.6%)
Government (4.6%)
2,521,000	Kingdom of Belgium (EUR)	3.750%	09/28/15	3,200,761
Canada (.3%)
Government (.3%)
181,000	Canadian Government Bond (CAD)	5.750%	06/01/33	205,826
Cayman Islands (.9%)
Finance - Diversified (.9%)
440,000	Hutchison Whampoa Finance, Ltd. (EUR)	5.875%	07/08/13	605,033
Denmark (4.5%)
Government (4.5%)
2,470,000	Kingdom of Denmark (EUR) (c)	3.125%	10/15/09	3,085,710
Finland (3.7%)
Government (3.7%)
2,000,000	Finland Government Bond (EUR)	5.000%	07/04/07	2,558,886
France (4.6%)
Government (4.6%)
524,000	France Government Bond (EUR)	4.250%	04/25/19	693,778
2,000,000	French Treasury Note BTAN (EUR)	3.000%	01/12/10	2,486,459
				3,180,237
Greece (1.3%)
Electric Companies (.1%)
80,000	Public Power Corporation (EUR)	4.500%	03/12/09	102,392
Government (1.2%)
600,000	Hellenic Republic Government Bond (EUR)	6.300%	01/29/09	803,515
				905,907
Ireland (4.6%)
Government (4.6%)
2,520,000	Ireland Government Bond (EUR)	3.250%	04/18/09	3,165,241

See accompanying notes to investments in securities.

				Market
Principal(b)		Coupon	Maturity	Value(a)
Italy (2.2%)
Government (2.2%)
1,200,000	Buoni Poliennali del Tesoro (EUR)	3.500%	09/15/08	$1,519,114
Japan (1.2%)
Government (1.2%)
94,000,000	Japan Government (JPY)	2.500%	06/20/36	809,296
Mexico (4.1%)
Government (4.1%)
7,500,000	Mexican Bonos (MXN)	9.000%	12/24/09	708,100
22,900,000	Mexican Bonos (MXN)	9.000%	12/20/12	2,164,149
				2,872,249
Netherlands (4.3%)
Government (4.3%)
2,348,000	Netherlands Government Bond (EUR)	4.000%	01/15/37	3,016,921
Poland (.9%)
Government (.9%)
1,870,000	Poland Government Bond (PLN)	5.750%	03/24/10	604,222
Portugal (2.0%)
Government (2.0%)
1,100,000	Portugal Obrigacoes do Tesouro OT (EUR)	3.850%	04/15/21	1,374,728
Supranational (2.5%)
Supra National Bank (2.5%)
1,130,000	European Investment Bank (EUR)	3.125%	10/15/15	1,358,366
180,000	European Investment Bank (GBP)	6.250%	04/15/14	364,089
				1,722,455
Sweden (4.3%)
Government (4.3%)
2,300,000	Kingdom of Sweden (EUR)	5.000%	01/28/09	2,999,473
United Kingdom (19.7%)
Government (19.7%)
930,000	United Kingdom Gilt (GBP)	4.250%	03/07/11	1,704,712
3,300,000	United Kingdom Gilt (GBP)	4.500%	03/07/07	6,152,786
1,140,000	United Kingdom Gilt (GBP)	4.750%	09/07/15	2,160,257
825,000	United Kingdom Gilt (GBP)	4.750%	03/07/20	1,586,679
1,100,000	United Kingdom Gilt (GBP)	7.500%	12/07/06	2,063,953
				13,668,387
United States (7.5%)
U.S. Treasury (7.5%)
1,170,000	U.S. Treasury Bond	5.375%	02/15/31	1,263,691

See accompanying notes to investments in securities.

				Market
Principal(b)		Coupon	Maturity	Value(a)
United States—continued
4,051,195	U.S. Treasury Inflation Indexed Bond (c)	2.000%	01/15/16	$3,958,144
				5,221,835
	Total long-term debt securities (cost: $65,442,426)			66,293,572

Shares
Short-Term Security (3.0%)
Investment Company (3.0%)
2,079,858	Dreyfus Cash Management, current rate 5.220%	2,079,858
	Total short-term security (cost: $2,079,858)	2,079,858
	Total investments in securities (cost: $67,522,284) (d)	$68,373,430
	Cash and other assets in excess of liabilities (1.3%)	877,760
	Total net assets (100%)	$69,251,190

See accompanying notes to investments in securities.

Forward Foreign Currency Contracts

On September 30, 2006, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates.  The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation	Unrealized Depreciation
10/11/06	1,570,762	CAD	1,103,625	EUR	—	$8,437
10/11/06	1,660,000	CAD	1,472,976	USD	—	14,879
10/25/06	1,500,748	AUD	1,274,135	CAD	$23,959	—
10/25/06	3,389,879	AUD	2,908,516	CAD	81,458	—
10/31/06	16,953,058	EUR	2,477,994,600	JPY	—	455,953
10/31/06	994,835	EUR	146,660,000	JPY	—	16,148
10/31/06	189,610,000	JPY	1,270,334	EUR	754	—
10/31/06	441,470,417	JPY	3,881,178	USD	125,878	—
10/31/06	3,049,828	USD	355,000,000	JPY	—	30,075
10/31/06	2,165,147	USD	247,000,000	JPY	—	64,080
11/09/06	481,222	EUR	756,000	CHF	—	4,126
11/22/06	1,501,427	EUR	12,440,000	NOK	60,307	—
11/30/06	26,320,652	MXN	1,867,614	EUR	—	19,586
12/08/06	10,112,378	USD	7,862,335	EUR	—	104,857
12/13/06	2,898,231	AUD	1,711,032	EUR	22,559	—
12/13/06	9,063,564	AUD	6,815,800	USD	73,868	—
12/15/06	5,021,672	GBP	7,384,812	EUR	—	7,314
12/15/06	1,737,254	GBP	379,425,000	JPY	—	8,755
					$388,783	$734,210

Forward Foreign Currency Contracts – Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Sterling Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
USD	United States Dollar

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         Principal amounts for foreign debt securities are denominated in the currencies indicated.  United States debt securities are denominated in U.S. Dollars.

(c)          U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(d)         At September 30, 2006 the cost of securities for federal income tax purposes was $67,566,756. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$1,255,219
Gross unrealized depreciation	(448,545)
Net unrealized appreciation.	$806,674

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio

Investments in Securities

September 30, 2006

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (96.2%)
Basic Materials (5.5%)
Chemicals (3.2%)
9,450	Airgas, Inc.	$341,807
4,780	Albemarle Corporation	259,697
7,702	Cabot Corporation	286,514
29,220	Chemtura Corporation	253,339
5,044	Cytec Industries, Inc.	280,396
5,073	Ferro Corporation (h)	90,198
4,788	FMC Corporation	306,767
8,315	Lubrizol Corporation	380,245
25,589	Lyondell Chemical Company (h)	649,193
2,398	Minerals Technologies, Inc.	128,053
8,822	Olin Corporation (h)	135,506
6,687	Quicksilver Resources, Inc. (b) (h)	213,315
14,433	RPM International, Inc.	274,083
5,631	Sensient Technologies Corporation	110,199
5,601	The Scotts Miracle-Gro Company (h)	249,189
12,350	Valspar Corporation	328,510
		4,287,011
Construction (.5%)
5,995	Florida Rock Industries, Inc.	232,066
5,530	Martin Marietta Materials, Inc. (h)	467,949
		700,015
Iron and Steel (.2%)
5,530	Steel Dynamics, Inc.	278,988
Manufacturing (.1%)
3,667	Mine Safety Appliances Company	130,692
Metal Fabrication (.4%)
14,555	Commercial Metals Company	295,903
7,789	Reliance Steel & Aluminum	250,339
		546,242
Paper and Forest (1.1%)
6,792	Bowater, Inc.	139,711
5,433	Glatfelter	73,617
7,986	Longview Fibre Company	162,276
9,864	Packaging Corporation of America (h)	228,845
4,646	Potlatch Corporation	$172,367
9,300	Rayonier, Inc.	351,540
12,041	Sonoco Products Company	405,059
		1,533,415
Capital Goods (8.4%)
Aerospace/Defense (.1%)
853	Sequa Corporation (b)	80,063
Electrical Equipment (.6%)
6,997	Energizer Holdings, Inc. (b)	503,714
7,384	Hubbell, Inc.	353,694
		857,408
Engineering/Construction (1.2%)
4,933	Dycom Industries, Inc. (b)	106,059
4,116	Granite Construction, Inc.	219,589
7,148	Jacobs Engineering Group, Inc. (b)	534,170
14,414	Joy Global, Inc.	542,110
14,395	Quanta Services, Inc. (b) (h)	242,700
		1,644,628
Hardware and Tools (.2%)
4,667	Kennametal, Inc.	264,386
Machinery (.9%)
11,054	AGCO Corporation (b) (h)	280,219
8,241	Graco, Inc.	321,893
5,172	Lincoln Electric Holdings, Inc.	281,615
8,602	Zebra Technologies Corporation (b)	307,436
		1,191,163
Manufacturing (3.3%)
8,580	Ametek, Inc.	373,659
3,770	Carlisle Companies, Inc.	317,057
6,240	Crane Company	260,832
8,643	Donaldson Company, Inc.	318,927
5,838	Federal Signal Corporation	89,029
6,868	Flowserve Corporation (b)	347,452
5,163	Harsco Corporation	400,907
2,860	Lancaster Colony Corporation	128,014
4,070	Nordson Corporation	162,230
12,282	Pentair, Inc.	321,666
10,567	Roper Industries, Inc.	472,767
7,027	SPX Corporation	375,523

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Capital Goods—continued
4,904	Teleflex, Inc.	$272,858
5,730	The Brink’s Company	304,034
9,676	Trinity Industries, Inc.	311,277
		4,456,232
Metal Fabrication (1.1%)
16,455	Precision Castparts Corporation	1,039,298
11,417	Timken Company	339,998
8,845	Worthington Industries, Inc.	150,896
		1,530,192
Trucks and Parts (.3%)
8,944	Oshkosh Truck Corporation	451,404
Waste Management (.7%)
13,933	Republic Services, Inc.	560,246
5,320	Stericycle, Inc. (b)	371,283
		931,529
Communication Services (2.1%)
Electrical Defense (.2%)
4,879	DRS Technologies, Inc.	213,066
Telecommunication (1.4%)
7,865	Adtran, Inc.	187,501
19,420	Andrew Corporation (b)	179,247
7,166	CommScope, Inc. (b)	235,475
16,259	Harris Corporation	723,363
4,954	Newport Corporation (b)	80,750
5,677	Plantronics, Inc.	99,518
13,669	Powerwave Technologies, Inc. (b)	103,884
23,271	RF Micro Devices, Inc. (b)	176,394
12,916	UTStarcom, Inc. (b) (h)	114,565
		1,900,697
Telephone (.5%)
29,993	Cincinnati Bell, Inc. (b) (h)	144,566
12,643	Telephone & Data Systems, Inc.	532,271
		676,837
Consumer Cyclical (14.4%)
Auto (.7%)
8,571	ArvinMeritor, Inc. (h)	122,051
1,397	Bandag, Inc.	57,333
6,985	BorgWarner, Inc. (h)	399,332
8,180	Lear Corporation (h)	169,326
3,982	Modine Manufacturing Company	$96,882
4,337	Thor Industries, Inc.	178,554
		1,023,478
Distribution Durables (1.1%)
7,288	CDW Corporation	449,524
15,214	Fastenal Company	586,804
6,647	MSC Industrial Direct Company	270,799
6,697	Tech Data Corporation (b) (h)	244,641
		1,551,768
Entertainment (.3%)
4,344	International Speedway Corporation	216,505
6,424	Macrovision Corporation (b)	152,185
		368,690
Home Builders (.8%)
4,780	Beazer Homes USA, Inc. (h)	186,611
4,427	Hovnanian Enterprises, Inc. (b)	129,888
4,206	MDC Holdings, Inc.	195,369
5,304	Ryland Group, Inc.	229,186
15,286	Toll Brothers, Inc. (b) (h)	429,231
		1,170,285
Houseware (.1%)
5,846	Furniture Brands International, Inc. (h)	111,308
Leisure (.1%)
7,593	Callaway Golf Company	99,544
Lodging - Hotel (.2%)
5,139	Boyd Gaming Corporation	197,543
Office Equipment (.4%)
8,018	Herman Miller, Inc. (h)	274,296
6,048	HNI Corporation (h)	251,476
		525,772
Publishing (.9%)
10,631	Belo Corporation	168,076
5,573	Lee Enterprises, Inc.	140,663
2,958	Media General, Inc.	111,576
3,102	Scholastic Corporation (b)	96,627
11,705	The Readers Digest Association, Inc.	151,697

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Cyclical—continued
697	The Washington Post Company	$513,689
		1,182,328
Retail (8.0%)
5,592	99 Cents Only Stores (b)	66,153
10,698	Abercrombie & Fitch Company	743,297
12,767	Advance Auto Parts, Inc.	420,545
6,347	Aeropostale, Inc. (b)	185,523
16,210	American Eagle Outfitters, Inc.	710,484
6,871	American Greetings Corporation	158,858
8,857	AnnTaylor Stores Corporation (b)	370,754
6,215	Barnes & Noble, Inc.	235,797
7,823	BJ’s Wholesale Club, Inc. (b)	228,275
7,535	Borders Group, Inc.	153,714
12,930	CarMax, Inc. (b)	539,310
14,893	Charming Shoppes, Inc. (b) (h)	212,672
21,326	Chico’s FAS, Inc. (b)	459,149
11,563	Claire’s Stores, Inc.	337,177
7,299	Coldwater Creek, Inc. (b)	209,919
8,562	Copart, Inc. (b)	241,363
12,380	Dollar Tree Stores, Inc. (b)	383,285
18,897	Foot Locker, Inc.	477,149
9,131	GameStop Corporation (b) (h)	422,583
16,194	Michaels Stores, Inc.	705,087
13,773	O’Reilly Automotive, Inc. (b)	457,401
8,420	Pacific Sunwear of California, Inc. (b) (h)	126,974
7,937	Payless Shoesource, Inc. (b) (h)	197,631
16,979	PetSmart, Inc.	471,167
10,628	Pier 1 Imports, Inc.	78,860
7,499	Polo Ralph Lauren Corporation	485,110
5,492	Regis Corporation (h)	196,888
17,144	Ross Stores, Inc.	435,629
16,638	Saks, Inc.	287,505
6,222	Timberland Company (b)	179,007
13,655	Urban Outfitters, Inc. (b)	241,557
13,791	Williams-Sonoma, Inc. (h)	$446,691
		10,865,514
Service (1.0%)
10,918	Adesa, Inc.	252,315
12,176	Avis Budget Group, Inc.	222,699
4,418	Catalina Marketing Corporation	121,495
6,044	Harte-Hanks, Inc.	159,259
3,627	Rollins, Inc. (h)	76,566
8,096	Scientific Games Corporation (b)	257,453
6,726	Sotheby’s	216,846
		1,306,633
Special Services (.3%)
4,891	Corporate Executive Board Company	439,750
Textiles (.5%)
11,540	Hanesbrands, Inc. (b) (h)	259,765
6,498	Mohawk Industries, Inc. (b) (h)	483,776
		743,541
Consumer Staples (4.9%)
Beverage (.1%)
7,352	PepsiAmericas, Inc.	156,892
Broadcasting (.1%)
3,935	Emmis Communications Corporation (b)	48,204
3,380	Entercom Communications Corporation	85,176
8,516	Westwood One, Inc.	60,293
		193,673
Food (.8%)
8,883	Hormel Foods Corporation	319,610
12,032	Smithfield Foods, Inc. (b)	325,105
7,004	The JM Smucker Company	335,842
3,230	Tootsie Roll Industries, Inc.	94,671
		1,075,228
Household Products (.4%)
2,960	Blyth, Inc.	72,017
7,883	Church & Dwight Company, Inc.	308,304
7,371	Tupperware Brands Corporation	143,440
		523,761

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Consumer Staples—continued
Restaurants (1.2%)
9,040	Applebees International, Inc.	$194,450
4,425	Bob Evans Farms, Inc.	133,989
10,067	Brinker International, Inc.	403,586
3,729	CBRL Group, Inc.	150,764
9,041	OSI Restaurant Partners, Inc.	286,690
7,169	Ruby Tuesday, Inc.	202,094
9,606	The Cheesecake Factory (b)	261,187
		1,632,760
Retail (.1%)
4,325	Ruddick Corporation (h)	112,580
Service (2.1%)
2,974	Banta Corporation	141,562
11,501	Career Education Corporation (b)	258,773
10,462	Corinthian Colleges, Inc. (b) (h)	113,094
7,217	DeVry, Inc. (b)	153,506
4,011	ITT Educational Services, Inc. (b)	265,929
2,576	Kelly Services, Inc.	70,608
5,310	Korn/Ferry International (b)	111,191
6,242	Laureate Education, Inc. (b)	298,742
10,520	Manpower, Inc.	644,561
12,579	MPS Group, Inc. (b) (h)	190,069
8,473	Rent-A-Center, Inc. (b)	248,174
8,028	United Rentals, Inc. (b) (h)	186,651
5,805	Valassis Communications, Inc. (b) (h)	102,458
		2,785,318
Tobacco (.1%)
3,151	Universal Corporation	115,106
Energy (8.8%)
Mining (1.2%)
17,434	Arch Coal, Inc. (h)	504,017
32,107	Peabody Energy Corporation	1,180,895
		1,684,912
Natural Gas (.4%)
20,425	Southwestern Energy Company (b)	610,095
Oil & Gas (4.2%)
14,486	Denbury Resources, Inc. (b)	418,645
18,639	ENSCO International, Inc.	816,947
6,596	Forest Oil Corporation (b) (h)	$208,368
12,777	Helmerich & Payne, Inc.	294,254
15,882	Newfield Exploration Company (b)	612,092
21,449	Noble Energy, Inc.	977,860
20,169	Patterson-UTI Energy, Inc.	479,215
15,149	Pioneer Natural Resources Company	592,629
9,299	Plains Exploration & Production Company (b)	399,020
7,049	Pogo Producing Company (h)	288,657
19,809	Pride International, Inc. (b)	543,163
		5,630,850
Oil & Gas Services (1.7%)
13,554	Cameron International Corporation (b)	654,794
8,323	FMC Technologies, Inc. (b)	446,945
15,855	Grant Prideco, Inc. (b)	602,966
12,531	Hanover Compressor Company (b) (h)	228,315
7,075	Tidewater, Inc.	312,644
		2,245,664
Pipelines (1.3%)
14,657	Equitable Resources, Inc. (h)	512,702
10,130	National Fuel Gas Company	368,225
10,410	Questar Corporation	851,226
		1,732,153
Financial (17.1%)
Auto Finance (.3%)
15,190	AmeriCredit Corporation (b) (h)	379,598
Banks (4.0%)
16,058	Associated Banc-Corp	521,885
6,087	Bank of Hawaii Corporation	293,150
6,260	Cathay General Bancorp	225,986
4,932	City National Corporation	330,740
6,750	Cullen/Frost Bankers, Inc.	390,285
9,724	FirstMerit Corporation	225,305
6,188	Greater Bay Bancorp	174,564
8,025	Investors Financial Services Corporation (h)	345,717
15,227	Mercantile Bankshares Corporation	552,283

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
4,142	SVB Financial Group (b) (h)	$184,899
13,687	TCF Financial Corporation (h)	359,831
5,592	Texas Regional Bancshares, Inc. Class A	215,012
18,802	The Colonial BancGroup, Inc.	460,649
10,598	Washington Federal, Inc.	237,819
6,411	Webster Financial Corporation	302,022
3,746	Westamerica Bancorporation	189,211
8,340	Wilmington Trust Corporation	371,547
		5,380,905
Commercial Services (.1%)
6,244	Deluxe Corporation	106,772
Finance - Diversified (1.0%)
15,431	Eaton Vance Corporation	445,339
8,339	IndyMac Bancorp, Inc. (h)	343,233
19,712	Leucadia National Corporation (h)	515,863
6,437	Navigant Consulting, Inc. (b)	129,126
		1,433,561
Insurance (5.9%)
5,663	American Financial Group, Inc.	265,765
5,245	AmerUs Group Company	356,712
11,806	Arthur J Gallagher & Company	314,866
13,892	Brown & Brown, Inc.	424,540
7,892	Everest Re Group, Ltd. (c)	769,707
21,408	Fidelity National Financial, Inc.	891,643
11,739	First American Corporation	497,029
6,189	Hanover Insurance Group, Inc.	276,215
13,506	HCC Insurance Holdings,Inc.	444,077
5,222	Horace Mann Educators Corporation	100,419
4,317	Mercury General Corporation	214,166
7,422	Ohio Casualty Corporation	$192,007
27,939	Old Republic International Corporation	618,849
8,492	Protective Life Corporation	388,509
9,964	Radian Group, Inc. (h)	597,840
6,587	Stancorp Financial Group, Inc.	293,978
10,506	The PMI Group, Inc.	460,268
4,964	Unitrin, Inc.	219,260
20,453	WR Berkley Corporation	723,832
		8,049,682
Investment Bankers/Brokers (1.0%)
9,274	AG Edwards, Inc.	494,119
12,264	Jefferies Group, Inc.	349,524
10,998	Raymond James Financial, Inc.	321,581
10,292	Waddell & Reed Financial, Inc.	254,727
		1,419,951
Real Estate Investment Trust - Apartments (.4%)
16,352	United Dominion Realty Trust, Inc.	493,830
Real Estate Investment Trust - Diversified (.4%)
10,934	Liberty Property Trust	522,536
Real Estate Investment Trust - Hotels (.3%)
9,019	Hospitality Properties Trust	425,697
Real Estate Investment Trust - Office Property (.5%)
6,657	Highwoods Properties, Inc.	247,707
7,579	Mack-Cali Realty Corporation	392,592
		640,299
Real Estate Investment Trust - Shopping Centers (2.0%)
13,328	Developers Diversified Realty Corporation	743,169
12,729	New Plan Excel Realty Trust	344,319
8,350	Regency Centers Corporation	574,146
8,722	The Macerich Company	666,012
9,534	Weingarten Realty Investors	410,153
		2,737,799

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
Real Estate Investment Trust - Warehouse/Industrial (.4%)
10,735	AMB Property Corporation	$591,606
Savings and Loans (.8%)
10,501	Astoria Financial Corporation	323,641
13,425	First Niagara Financial Group, Inc.	195,736
31,538	New York Community Bancorp, Inc.	516,592
		1,035,969
Health Care (10.4%)
Biotechnology (1.6%)
8,220	Affymetrix, Inc. (b) (h)	177,223
8,297	Charles River Laboratories International, Inc. (b)	360,173
6,496	Invitrogen Corporation (b)	411,911
3,905	Martek Biosciences Corporation (b) (h)	83,997
38,299	Millennium Pharmaceuticals, Inc. (b) (h)	381,075
13,950	PDL BioPharma, Inc. (b)	267,840
14,685	Vertex Pharmaceuticals, Inc. (b)	494,150
		2,176,369
Drugs (2.4%)
7,378	Cephalon, Inc. (b) (h)	455,591
6,646	Medicis Pharmaceutical	214,998
14,738	Omnicare, Inc.	635,060
4,183	Par Pharmaceutical Companies, Inc. (b)	76,298
9,232	Perrigo Company	156,667
12,504	Pharmaceutical Product Development, Inc.	446,268
13,271	Sepracor, Inc. (b) (h)	642,847
11,293	Valeant Pharmaceuticals International	223,376
10,113	VCA Antech, Inc. (b)	364,675
		3,215,780
Hospital Management (1.3%)
11,483	Community Health Systems, Inc. (b)	428,890
6,972	LifePoint Hospitals, Inc. (b)	246,251
6,453	Psychiatric Solutions, Inc. (b)	219,983
10,673	Triad Hospitals, Inc. (b)	$469,932
6,917	Universal Health Services, Inc.	414,536
		1,779,592
Managed Care (.4%)
14,085	Health Net, Inc. (b)	612,979
Medical Products/Supplies (4.0%)
7,206	Advanced Medical Optics, Inc. (b) (h)	284,997
7,588	Beckman Coulter, Inc.	436,765
13,580	Cytyc Corporation (b)	332,438
18,684	Dentsply International, Inc.	562,575
7,127	Edwards Lifesciences Corporation (b)	332,047
6,296	Gen-Probe, Inc. (b)	295,220
10,710	Henry Schein, Inc. (b)	536,999
7,474	Hillenbrand Industries, Inc.	425,869
4,469	Intuitive Surgical, Inc. (b)	471,256
9,230	Resmed, Inc. (b)	371,508
7,857	STERIS Corporation	189,040
4,783	Techne Corporation (b) (h)	243,263
15,782	Varian Medical Systems, Inc. (b) (h)	842,601
		5,324,578
Special Services (.7%)
5,154	Apria Healthcare Group, Inc. (b)	101,740
7,744	Covance, Inc. (b) (h)	514,047
11,340	Lincare Holdings, Inc. (b)	392,817
		1,008,604
Technology (14.6%)
Computer Hardware (.5%)
4,241	Imation Corporation	170,276
26,806	Western Digital Corporation (b)	485,189
		655,465
Computer Networking (.9%)
47,870	3COM Corporation (b)	211,107
8,046	Alliance Data Systems Corporation (b) (h)	444,059
10,274	ChoicePoint, Inc. (b) (h)	367,809
10,712	Polycom, Inc. (b)	262,765
		1,285,740

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology—continued
Computer Peripherals (.1%)
6,214	Avocent Corporation (b)	$187,166
Computer Services & Software (6.1%)
30,308	Activision, Inc. (b)	457,651
8,155	Acxiom Corporation	201,102
2,461	Advent Software, Inc. (b) (h)	89,113
34,077	Cadence Design Systems, Inc. (b)	577,946
16,882	Ceridian Corporation (b)	377,481
10,804	CheckFree Corporation (b) (h)	446,421
17,114	Cognizant Technology Solutions Corporation (b) (f)	1,267,463
5,830	CSG Systems International (b)	154,087
7,630	Dun & Bradstreet Corporation (b)	572,174
4,941	F5 Networks, Inc. (b)	265,431
7,904	Fidelity National Information	292,448
6,919	Gartner, Inc. (b) (h)	121,705
16,822	Ingram Micro, Inc. Class A (b)	322,310
19,376	McAfee, Inc. (b)	473,937
19,343	McData Corporation (b)	97,295
9,875	Mentor Graphics Corporation (b)	139,040
10,268	MoneyGram International, Inc.	298,388
6,879	National Instruments Corporation	188,072
12,570	Palm, Inc. (b) (h)	183,019
6,561	The Reynolds & Reynolds Company	259,225
7,657	SEI Investments Company	430,247
4,965	SRA International, Inc. Class A (b)	149,248
10,868	Sybase, Inc. (b) (h)	263,440
17,067	Synopsys, Inc. (b)	336,561
4,507	Transaction Systems Architects, Inc. (b)	154,680
9,173	Wind River Systems, Inc. (b) (h)	98,243
		8,216,727
Computer Systems (.4%)
9,528	Jack Henry & Associates, Inc.	$207,425
7,940	Diebold, Inc.	345,628
		553,053
Electrical Defense (.3%)
4,205	Alliant Techsystems, Inc. (b)	340,857
Electrical Equipment (.6%)
17,834	Gentex Corporation	253,421
10,567	Kemet Corporation (b)	85,276
5,612	Plexus Corporation (b)	107,750
22,403	Vishay Intertechnology, Inc. (b) (h)	314,538
		760,985
Electrical Instruments (.8%)
10,855	Amphenol Corporation	672,250
6,319	Thomas & Betts Corporation (b)	301,480
3,790	Varian, Inc. (b)	173,847
		1,147,577
Electronic Components - Semiconductor (3.8%)
52,031	Atmel Corporation (b)	314,267
9,380	Cree, Inc. (b) (h)	188,632
17,142	Cypress Semiconductor Corporation (b)	304,613
14,880	Fairchild Semiconductor International, Inc. (b)	278,256
24,245	Integrated Device Technology, Inc. (b)	389,375
8,689	International Rectifier Corporation (b)	302,725
17,054	Intersil Corporation (h)	418,676
17,231	Lam Research Corporation (b) (h)	781,081
13,886	Lattice Semiconductor Corporation (b)	94,702
20,225	MEMC Electronic Materials, Inc. (b)	740,842
7,192	Micrel, Inc. (b)	68,971
26,106	Microchip Technology, Inc.	846,356
8,847	Semtech Corporation (b)	112,888

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Technology—continued
6,801	Silicon Laboratories, Inc. (b)	$210,967
16,894	Triquint Semiconductor, Inc. (b)	87,849
		5,140,200
Electronics - Computer Distribution (.5%)
14,835	Arrow Electronics, Inc. (b)	406,924
15,498	Avnet, Inc. (b)	304,071
		710,995
Service - Data Processing (.6%)
7,092	DST Systems, Inc. (b) (h)	437,364
7,637	Fair Isaac Corporation	279,285
14,625	The BISYS Group, Inc. (b)	158,827
		875,476
Transportation (3.2%)
Air Freight (1.5%)
21,061	CH Robinson Worldwide, Inc. (h)	938,899
25,906	Expeditors International Washington, Inc.	1,154,890
		2,093,789
Airlines (.4%)
11,037	Airtran Holdings, Inc. (b) (h)	109,487
4,844	Alaska Air Group, Inc. (b)	184,266
21,313	JetBlue Airways Corporation (b) (h)	197,572
		491,325
Shipping (.3%)
5,241	Alexander & Baldwin, Inc.	232,543
3,622	Overseas Shipholding Group	223,731
		456,274
Transport Services (.2%)
6,990	YRC Worldwide, Inc. (b) (h)	258,910
Trucking (.8%)
5,871	Con-way, Inc. (h)	263,138
6,222	GATX Corporation	257,404
12,886	JB Hunt Transport Services, Inc.	267,642
6,546	Swift Transportation Company, Inc. (b) (h)	155,271
6,194	Werner Enterprises, Inc.	115,890
		1,059,345
Utilities (6.8%)
Electric Companies (5.6%)
14,303	Alliant Energy Corporation	$511,046
45,436	Aquila, Inc. (b)	196,738
4,040	Black Hills Corporation	135,784
13,865	DPL, Inc.	376,019
9,548	Duquesne Light Holdings, Inc.	187,714
17,940	Energy East Corporation	425,537
9,746	Great Plains Energy, Inc.	302,321
9,873	Hawaiian Electric Industries, Inc.	267,163
5,140	Idacorp, Inc.	194,343
21,879	MDU Resources Group, Inc.	488,777
18,680	Northeast Utilities	434,684
12,973	NSTAR	432,779
11,049	OGE Energy Corporation	398,979
23,162	Pepco Holdings, Inc.	559,826
8,452	PNM Resources, Inc. (h)	233,022
14,118	Puget Energy, Inc.	320,902
14,090	SCANA Corporation	567,404
26,828	Sierra Pacific Resources (b)	384,714
10,595	Westar Energy, Inc.	249,088
14,208	Wisconsin Energy Corporation	612,933
5,254	WPS Resources Corporation	260,756
		7,540,529
Natural Gas (.9%)
9,459	AGL Resources, Inc.	345,254
13,348	Oneok, Inc.	504,421
9,255	Vectren Corporation	248,497
5,924	WGL Holdings, Inc.	185,658
		1,283,830
Water Utilities (.3%)
15,959	Aqua America, Inc. (h)	350,140
Total common stocks (Cost: $109,081,981)		130,503,604
S&P Depositary Receipt (.1%)
Investment Bankers/Brokers (.1%)
1,000	S&P Depositary Receipt	137,790
Total S&P depositary receipt (Cost: $133,624)		137,790

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Securities Lending Collateral (15.2%)
Commercial Paper (9.3%)
$263,275	Amsterdam Funding Corporation (e)	5.356%	11/03/06	$262,046
1,084,467	Aquifer Funding, LLC (e)	5.313%	10/06/06	1,083,827
500,523	Atlas Capital Funding Corporation (d)	5.310%	11/10/06	500,523
166,841	Atlas Capital Funding Corporation (d)	5.310%	10/20/06	166,841
834,205	Bear Stearns Company, Inc.	5.435%	10/04/06	834,205
42,378	Buckingham CDO, Ltd.	5.312%	10/06/06	42,353
1,251,308	Buckingham CDO II, Ltd.	5.312%	10/19/06	1,248,205
1,167,888	Cairn High Grade, LLC	5.335%	11/09/06	1,161,417
83,421	Cairn High Grade, LLC	5.335%	11/14/06	82,898
373,807	Cedar Springs Capital Company (e)	5.328%	10/05/06	373,643
215,976	Cedar Springs Capital Company (e)	5.349%	12/04/06	214,000
500,523	Cedar Springs Capital Company (e)	5.351%	12/12/06	495,363
166,841	Concord Minutemen Capital Company (d) (e)	5.300%	10/13/06	166,841
500,523	Concord Minutemen Capital Company (d) (e)	5.300%	10/11/07	500,523
300,314	Concord Minutemen Capital Company (d) (e)	5.300%	10/12/07	300,314
834,205	Deer Valley Funding, LLC	5.345%	10/25/06	831,402
61,398	Deer Valley Funding, LLC	5.345%	11/30/06	60,870
322,754	Kestrel Funding PLC	5.343%	10/16/06	322,092
667,364	Kestrel Funding PLC	5.343%	11/27/06	661,925
493,015	KLIO II Funding Corporation	5.341%	10/20/06	491,724
417,103	Legacy Capital Company	5.337%	10/10/06	416,615
250,262	Morgan Stanley	5.445%	10/30/06	250,262
319,501	Tierra Alta Funding	5.365%	10/18/06	318,756
333,682	Versailles CDS, LLC (e)	5.325%	11/22/06	331,206
750,785	Versailles CDS, LLC (e)	5.347%	10/10/06	749,906
834,205	Whistlejacket Capital, Ltd.	5.343%	10/16/06	832,495
				12,700,252
Corporate Notes (3.0%)
583,944	American General Finance-144A Issue (d) (g)	5.360%	10/15/07	584,224
750,785	Genworth Financial Company	5.410%	06/18/07	750,785
750,785	Liquid Funding, Ltd. (d)	5.405%	04/12/07	751,010
500,523	Liquid Funding, Ltd. (d)	5.430%	02/20/07	500,598
417,103	Metropolitan Life Global Funding I-144A Issue (d) (g)	5.340%	03/06/12	417,149
417,103	Morgan Stanley (d)	5.390%	08/13/10	417,169
333,682	SLM Corporation-144A Issue (d) (g)	5.330%	04/11/12	333,769
286,049	Tango Finance Corporation (d)	5.390%	10/25/06	286,058
				4,040,762

See accompanying notes to investments in securities.

		Market
Principal		Value(a)
Securities Lending Collateral—continued
Repurchase Agreement (2.9%)
$3,935,629	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 09/29/2006, rate 5.425%, due 10/02/06; proceeds $3,937,408 (Collateralized by Corporate Obligations and Government Securities due 10/02/06 - 04/03/07)	$3,935,629
	Total securities lending collateral (cost: $20,676,643)	20,676,643

Shares
Short-Term Securities (3.4%)
Investment Companies (3.4%)
3,300,000	American Beacon Funds, current rate 5.290%	3,300,000
1,308,825	Federated Money Market Obligation Trust-Prime Obligation Fund, current rate 5.176%	1,308,825
	Total investment companies (cost: $4,608,825)	4,608,825
	Total investments in securities (cost: $134,501,073) (i)	$155,926,862
	Payable upon return of securities loaned (-15.2%)	(20,676,642)
	Cash and other assets in excess of liabilities (.3%)	468,320
	Total net assets (100%)	$135,718,540

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the notes to Investments in Securities.

(b)         Non-income producing.

(c)          The Portfolio held .6% of net assets in foreign securities at September 30, 2006.

(d)         Variable rate security.

(e)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 3.3% of the Portfolio’s net assets at September 30, 2006.

(f)            Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2006, securities with an aggregate market value of $592,480 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P Mid-Cap 400®EMINI	December 2006	64	Long	$45,937	$919

(g)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(h)         Securities (or a portion of securities) on loan as of September 30, 2006.

(i)             At September 30, 2006 the cost of securities for federal income tax purposes was $134,996,025. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$27,680,987
Gross unrealized depreciation	(6,750,150)
Net unrealized appreciation	$20,930,837

See accompanying notes to investments in securities.

Real Estate Securities Portfolio

Investments in Securities

September 30, 2006

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (98.0%)
Consumer Cyclical (2.9%)
Lodging - Hotel (2.9%)
18,900	Equity Inns, Inc.	$300,888
41,200	Hilton Hotels Corporation	1,147,420
16,000	Marriott International, Inc.	618,240
32,900	Starwood Hotels & Resorts Worldwide, Inc.	1,881,551
		3,948,099
Financial (94.6%)
Real Estate (4.6%)
136,900	Brookfield Properties Company (c)	4,835,308
25,768	Forest City Enterprises, Inc.	1,399,202
		6,234,510
Real Estate Investment Trust - Apartments (20.3%)
74,500	American Campus Communities, Inc. (g)	1,900,495
42,000	Apartment Investment & Management Company	2,285,220
88,200	Archstone-Smith Trust	4,801,608
8,100	Associated Estates Realty Corporation	125,307
32,000	AvalonBay Communities, Inc.	3,852,800
50,100	Camden Property Trust	3,808,101
102,800	Equity Residential (g)	5,199,624
4,800	Essex Property Trust, Inc.	582,720
22,000	Home Properties, Inc. (g)	1,257,520
12,100	Mid-America Apartment Communities, Inc.	740,762
95,475	United Dominion Realty Trust, Inc.	2,883,345
		27,437,502
Real Estate Investment Trust - Diversified (8.7%)
14,600	CB Richard Ellis Group, Inc. Class A (b)	359,160
14,900	Colonial Properties Trust	712,369
23,300	Cousins Properties, Inc. (g)	797,093
56,500	Duke Realty Corporation	2,110,275
19,200	Equity Lifestyle Properties, Inc.	$877,632
41,300	Liberty Property Trust	1,973,727
45,500	Vornado Realty Trust	4,959,500
		11,789,756
Real Estate Investment Trust - Health Care (1.5%)
7,400	Healthcare Realty Trust, Inc. (g)	284,234
24,100	Omega Healthcare Investors, Inc.	361,741
36,000	Ventas, Inc.	1,387,440
		2,033,415
Real Estate Investment Trust - Hotels (5.7%)
196,740	Host Hotels & Resorts, Inc.	4,511,248
39,200	Innkeepers USA Trust	638,568
15,300	LaSalle Hotel Properties	663,102
61,100	Sunstone Hotel Investors, Inc.	1,815,892
		7,628,810
Real Estate Investment Trust - Mortgage (.6%)
27,800	Newcastle Investment Corporation	761,998
Real Estate Investment Trust - Office Property (16.4%)
17,400	Alexandria Real Estate Equities, Inc. (g)	1,632,120
41,900	American Financial Realty Trust	467,604
96,402	BioMed Realty Trust, Inc.	2,924,837
37,200	Boston Properties, Inc.	3,844,248
89,400	Brandywine Realty Trust	2,909,970
36,500	Columbia Equity Trust, Inc.	607,725
30,100	Corporate Office Properties Trust	1,347,276
2,200	EastGroup Properties, Inc.	109,692
14,700	Kilroy Realty Corporation	1,107,498
28,500	Mack-Cali Realty Corporation	1,476,300
58,800	Maguire Properties, Inc.	2,395,512
12,400	Parkway Properties, Inc.	576,476
23,800	SL Green Realty Corporation	2,658,460
		22,057,718
Real Estate Investment Trust - Regional Mall (10.5%)
38,500	CBL & Associates Properties, Inc.	$1,613,535
90,920	General Growth Properties, Inc. (g)	4,332,338
91,000	Simon Property Group, Inc.	8,246,420
		14,192,293

See accompanying notes to investments in securities.

		Market
Shares		Value(a)
Financial—continued
Real Estate Investment Trust - Self Storage (4.2%)
53,300	Public Storage, Inc.	4,583,267
52,800	U-Store-It Trust	1,133,088
		5,716,355
Real Estate Investment Trust - Shopping Centers (13.0%)
19,500	Acadia Realty Trust	497,250
68,700	Developers Diversified Realty Corporation	3,830,712
110,600	Kimco Realty Corporation	4,741,422
101,800	Kite Realty Group Trust	1,734,672
29,900	Regency Centers Corporation	2,055,924
21,700	Taubman Centers, Inc.	963,914
30,600	The Macerich Company (g)	2,336,616
33,000	Weingarten Realty Investors (g)	1,419,660
		17,580,170
Real Estate Investment Trust - Warehouse/Industrial (9.1%)
28,900	AMB Property Corporation	1,592,679
22,200	First Industrial Realty Trust, Inc.	976,800
31,200	First Potomac Realty Trust	942,864
153,076	ProLogis	8,734,517
		12,246,860
Health Care Providers (.5%)
Health Care Facilities (.5%)
12,600	Brookdale Senior Living, Inc.	584,892
Total common stocks
(Cost: $88,949,669)		132,212,378

See accompanying notes to investments in securities.

				Market
Principal		Rate	Maturity	Value(a)
Securities Lending Collateral (8.2%)
Commercial Paper (5.0%)
$140,115	Amsterdam Funding Corporation (e)	5.356%	11/03/06	$139,461
577,155	Aquifer Funding, LLC (e)	5.313%	10/06/06	576,814
88,793	Atlas Capital Funding Corporation (d)	5.310%	10/20/06	88,793
266,379	Atlas Capital Funding Corporation (d)	5.310%	11/10/06	266,379
443,965	Bear Stearns Company, Inc.	5.435%	10/04/06	443,965
22,553	Buckingham CDO, Ltd.	5.312%	10/06/06	22,540
665,948	Buckingham CDO II, Ltd.	5.312%	10/19/06	664,297
621,551	Cairn High Grade, LLC	5.335%	11/09/06	618,108
44,397	Cairn High Grade, LLC	5.335%	11/14/06	44,118
198,941	Cedar Springs Capital Company (e)	5.328%	10/05/06	198,853
114,943	Cedar Springs Capital Company (e)	5.349%	12/04/06	113,891
266,379	Cedar Springs Capital Company (e)	5.351%	12/12/06	263,633
88,793	Concord Minutemen Capital Company (d) (e)	5.300%	10/13/06	88,793
266,379	Concord Minutemen Capital Company (d) (e)	5.300%	10/11/07	266,379
159,828	Concord Minutemen Capital Company (d) (e)	5.300%	10/12/07	159,828
443,965	Deer Valley Funding, LLC	5.345%	10/25/06	442,474
32,676	Deer Valley Funding, LLC	5.345%	11/30/06	32,395
171,770	Kestrel Funding PLC	5.343%	10/16/06	171,418
355,172	Kestrel Funding PLC	5.343%	11/27/06	352,278
262,384	KLIO II Funding Corporation	5.341%	10/20/06	261,696
221,983	Legacy Capital Company	5.337%	10/10/06	221,723
133,190	Morgan Stanley	5.445%	10/30/06	133,190
170,039	Tierra Alta Funding	5.365%	10/18/06	169,643
177,586	Versailles CDS, LLC (e)	5.325%	11/22/06	176,268
399,569	Versailles CDS, LLC (e)	5.347%	10/10/06	399,101
443,965	Whistlejacket Capital, Ltd.	5.343%	10/16/06	443,055
				6,759,093
Corporate Notes (1.6%)
310,776	American General Finance-144A Issue (d) (f)	5.360%	10/15/07	310,925
399,569	Genworth Financial Company	5.410%	06/18/07	399,569
399,569	Liquid Funding, Ltd. (d)	5.405%	04/12/07	399,689
266,379	Liquid Funding, Ltd. (d)	5.430%	02/20/07	266,419
221,983	Metropolitan Life Global Funding I-144A Issue (d) (f)	5.340%	03/06/12	222,007
221,983	Morgan Stanley (d)	5.390%	08/13/10	222,018
177,586	SLM Corporation-144A Issue (d) (f)	5.330%	04/11/12	177,632
152,236	Tango Finance Corporation (d)	5.390%	10/25/06	152,240
				2,150,499

See accompanying notes to investments in securities.

		Market
Principal		Value(a)
Securities Lending Collateral—continued
Repurchase Agreement (1.6%)
$2,094,548	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 09/29/2006, rate 5.425%, due 10/02/06; proceeds $2,095,494 (Collateralized by Corporate Obligations and Government Securities due 10/02/06 - 04/03/07)	$2,094,548
	Total securities lending collateral (cost: $11,004,140)	11,004,140

Shares
Short-Term Security (2.2%)
Investment Company (2.2%)
2,938,685	Federated Money Market Obligation Trust-Prime Obligation Fund, current rate 5.176%	2,938,685
	Total investment company (cost: $2,938,685)	2,938,685
	Total investments in securities (cost: $102,892,494) (h)	$146,155,203
	Payable upon return of securities loaned (-8.2%)	(11,004,140)
	Liabilities in excess of cash and other assets (-.2%)	(202,455)
	Total net assets (100%)	$134,948,608

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)         Non-income producing

(c)          The Portfolio held 3.6% of net assets in foreign securities at September 30, 2006.

(d)         Variable rate security.

(e)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  This security has been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 1.8% of the Portfolio’s net assets at September 30, 2006.

(f)            Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)         Securities (or a portion of securities) on loan as of September 30, 2006.

(h)         At September 30, 2006 the cost of securities for federal income tax purposes was $103,000,664. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$43,154,539
Gross unrealized depreciation	(—)
Net unrealized appreciation	$43,154,539

See accompanying notes to investments in securities.

Advantus Series Fund, Inc.

Notes to Investments in Securities (Unaudited)

September 30, 2006

(1)         Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with a series of eight portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap and Real Estate Securities). Each Portfolio is diversified except for the International Bond Portfolio. The Fund’s Prospectus provides a detailed description of each Portfolio’s investment objective, policies and strategies.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately. Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company’s (Minnesota Life) separate accounts in connection with Minnesota Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

(2)         Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Portfolio’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund’s Board of Directors and in accordance with Board-approved valuation policies and procedures. A Portfolio’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in Money Market, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in Money Market are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using a highest-cost basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date, or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

International Bond may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Fund (excluding Money Market) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government sponsored enterprise securities or corporate securities having a value equal to, or in excess of , the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Portfolio may incur a loss upon disposition of the securities. Repurchase agreements are carried at fair value obtained from an independent pricing source.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by the Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of September 30, 2006, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair values of $7,626,194 and $3,098,500 respectively. The Portfolio has segregated assets with the custodian to cover such when-issued and forward commitments.

(3)   Securities Lending

To enhance returns, certain portfolios of the Fund loan securities to brokers in exchange for collateral. The Portfolios receive a fee from the brokers measured as a percent of the loaned securities. Upon initiation of the loan, 102% collateral for U.S. securities and 105% for foreign securities is required. If at anytime the collateral falls below 100%, brokers are required to fund back to 102% for U.S. securities and 105% for foreign securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the respective Portfolio on the next business day. The risks to the portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. These risks are mitigated by indemnification clauses in the securities lending contracts with the lending agent.

The value of securities on loan at September 30, 2006 is as follows:

Market Value of Securities on Loan at September 30, 2006

Bond	$100,109,068
Mortgage Securities	51,363,601
Index 500	58,464,248
Index 400 Mid-Cap	19,668,060
Real Estate Securities	10,679,391

Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio. Wells Fargo Fund Management, LLC receives 25% of income on securities lending activities that covers the expenses associated with securities lending activities.

(4)   Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At September 30, 2006, investments in securities of Bond and Mortgage Securities include issues that are illiquid. The aggregate fair values of illiquid securities held by the Bond and Mortgage Securities Portfolios were $12,879,414 and $11,264,761, respectively, which represent 3.6% and 5.9% of net assets, respectively. Pursuant to guidelines adopted by the Fund’s Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

ITEM 2.                             CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                             EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a))), exactly as set forth below:

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantus Series Fund, Inc.

By (Signature and Title)
/s/ Dianne M. Orbison
Dianne M. Orbison, President

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Dianne M. Orbison
Dianne M. Orbison, President
(Principal Executive Officer)

By (Signature and Title)
/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date: November 29, 2006